                                              1933 Act Registration No. 33-02633
                                              1940 Act File No. 811-4552

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
   Post-Effective Amendment No. 49                             [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940[X]
   Amendment No. 50                                            [X]


                            Columbia Funds Trust VIII
            (formerly known as LIBERTY-STEIN ROE FUNDS INCOME TRUST)
            --------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                -------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: 1-800-338-2550

Name and Address of Agent for

Service:                                 Copy to:
-------                                  -------
David A. Rozenson, Esq.                  John M. Loder, Esq.
Columbia Management Advisors, Inc.       Ropes & Gray
One Financial Center                     One International Place
Boston, Massachusetts 02111              Boston, Massachusetts 02110-2624

                                         Cameron S. Avery, Esq.
                                         Bell, Boyd & Lloyd LLC
                                         70 West Madison Street, Suite 3300
                                         Chicago, IL 60602-4207

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to aragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to class R shares of the registrant's Columbia Intermediate Bond Fund series, and no information contained in the registrant's registration statement relating to any other series or class of share is amended or superseded hereby.

Columbia Intermediate Bond Fund         Prospectus, April   , 2004
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Class R Shares

Advised by Columbia Management Advisors, Inc.

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TABLE OF CONTENTS

THE FUND                                 2
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Investment Goals........................ 2
Principal Investment Strategies......... 2
Principal Investment Risks.............. 3
Performance History..................... 4
Your Expenses........................... 5

YOUR ACCOUNT                             7
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How to Buy Shares....................... 7
Eligible Investors...................... 7
Sales Charges........................... 8
How to Exchange Shares.................. 8
How to Sell Shares...................... 8
Fund Policy on Trading of Fund Shares... 8
Distribution and Service Fees........... 9
Other Information About Your Account.... 9

MANAGING THE FUND                        11
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Investment Advisor...................... 11
Portfolio Managers...................... 11

OTHER INVESTMENT STRATEGIES AND RISKS    12
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Only eligible investors may purchase Class R shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

[LOGO] Not FDIC Insured May Lose Value
               No Bank Guarantee

The Fund
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INVESTMENT GOALS
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The Fund seeks its total return by pursuing current income and opportunities for capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
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Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds, including:

   . debt securities issued by the U.S. government, including U.S. treasury securities and agency securities (agency securities include certain mortgage-backed securities, which represent interests in pools of mortgages),

   .  debt securities of corporations, and

   . mortgage-backed securities and asset-backed securities issued by private (non-governmental) entities.

The Fund will invest at least 60% of its net assets in high-quality debt securities that are at the time of purchase:

   .  rated at least A by Standard & Poor's,

   .  rated at least A by Moody's Investors Service, Inc.,

   . given a comparable rating by another nationally recognized rating agency, or

   . unrated securities that the investment advisor believes to be of comparable quality.

The Fund may invest up to 20% of its net assets in lower-rated debt securities. These securities are sometimes referred to as "junk bonds" and are at the time of purchase:

   .  rated below BBB by Standard & Poor's,

   .  rated below Baa by Moody's Investors Service, Inc.,

   . given a comparable rating by another nationally recognized rating agency, or

   . unrated securities that the investment advisor believes to be of comparable quality.

Normally, the Fund expects to maintain a dollar-weighted average effective maturity of three to ten years.

The Fund seeks to achieve capital appreciation through purchasing bonds that increase in market value.

The advisor has wide flexibility to vary the allocation among different types of debt securities based on its judgment of which types of securities will outperform the others. In determining whether to buy or sell securities, the advisor evaluates relative values of the various types of securities in which the Fund can invest (e.g., the relative value of corporate debt securities versus mortgage-backed securities under prevailing market conditions), relative values of various rating categories (e.g., relative values of higher-rated securities versus lower-rated securities under prevailing market conditions), and individual issuer characteristics. The advisor may be required to sell portfolio investments to fund redemptions.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

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The Fund



Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks." For example, to a limited extent, the Fund may seek capital appreciation by using derivative securities such as futures and options.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer or the entity responsible for payment of a special revenue obligation may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

                                                                             ---

The Fund



Because the Fund seeks to achieve capital appreciation, you could receive capital gains distributions. (See "Other Information about Your Account -- Tax Consequences" below.)

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
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Because Class R shares have not been offered for a full calendar year, the bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class A shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

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         UNDERSTANDING PERFORMANCE
         Calendar Year Total Returns show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

         Average Annual Total Returns are a measure of the Fund's
         Class A average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses./[(1)]/

         The Fund's returns are compared to the Lehman Brothers
         Aggregate Bond Index (Lehman Aggregate Index), an unmanaged group of fixed income securities that differs from the composition of the Fund. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
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 Calendar Year Total Returns (Class A)/[(1)(2)]/

                                    [CHART]

1993    1994    1995   1996   1997   1998   1999    2000   2001   2002
-----  ------  ------  -----  -----  -----  -----  ------  -----  -----
9.17%  -2.55%  16.84%  4.52%  9.30%  6.42%  1.27%  10.59%  9.03%  5.39%


The Fund's year-to-date total return through For the periods shown in bar chart:
          , 200   was +/-  .  %.             Best quarter: 2nd quarter 1995, +5.24%
                                             Worst quarter: 1st quarter 1994, -2.19%

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The Fund



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Average Annual Total Returns -- for periods ended December 31, 2003/[(2)]/

                                                               1 Year  5 Years     10 Years
Class A (%)
  Return Before Taxes                                             .      .  /(1)/    .  /(1)/
  Return After Taxes on Distributions                             .      .  /(1)/    .  /(1)/
  Return After Taxes on Distributions and Sale of Fund Shares     .      .  /(1)/    .  /(1)/
---------------------------------------------------------------------------------------------
Lehman Aggregate Index (%)                                        .        .           .

(1) Because the Class R shares have not completed a full calendar year, the bar chart and average annual total returns shown are for Class A shares, the oldest existing fund class. Class A shares are not offered in this prospectus. Class R shares would have substantially similar annual returns because they are invested in the same portfolio of securities and the returns would differ only to the extent that the classes do not have the same expenses and Class R shares do not have sales charges. If differences in expenses were reflected, the returns shown would have been lower, due to Class R's higher 12b-1 fees and administrative services fee.
(2) [Class A is a newer class of shares. Its performance information includes returns of the fund's Class Z shares (the oldest (2) existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on July 31, 2000, and Class Z shares were initially offered on December 5, 1978. On July 29, 2002, Class S shares were redesignated as Class Z shares.]

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

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         UNDERSTANDING EXPENSES
         Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

         Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:
         .  $10,000 initial investment
         .  5% total return for each year
         .  Fund operating expenses remain the same
         .  Reinvestment of all dividends and distributions
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                                                                             ---

The Fund



 Shareholder Fees/(1)/ (paid directly from your investment)

  Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                                0.00
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  Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase price or redemption price)  0.00
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  Redemption fee (%)
  (as a percentage of amount redeemed, if applicable)                   /(2)/

(1) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent.
(2) There is a $7.50 charge for wiring sale proceeds to your bank.

 Annual Fund Operating Expenses (deducted directly from Fund assets)

                 Management fee/(3)(4)/ (%)                0.50
                 ----------------------------------------------
                 Distribution and service (12b-1) fees (%) 0.50
                 ----------------------------------------------
                 Other expenses/(5)(6)/ (%)                   .
                 ----------------------------------------------
                 Total annual fund operating expenses (%)     .
                 ----------------------------------------------
                 Expense reimbursement (%)                    .
                 ----------------------------------------------
                 Net expenses (%)                             .

(3) The Fund pays a management fee of 0.35% and an administration fee of 0.15%.
(4) [Prior to September 13, 2002, the management fee was paid by the SR&F Intermediate Bond Portfolio, in which the Fund invested all of its assets as part of a master fund/feeder fund structure.]
(5) Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective November 1, 2003.
(6) The Fund's transfer agent has voluntarily agreed to waive a portion of its fee for Class R shares. If this waiver were reflected in the table, other
    expenses for Class R shares would be     .    % and total annual fund
    operating expenses for Class    shares would be     .    % [(taking into
    account the [management fee] waiver discussed in footnote      above)].
    [This arrangement may be modified or terminated at any time.]
(7) Includes 0.25% Administrative Services Fee. Please see "Distribution and Services Fee," below, for more information.

 Example Expenses (your actual costs may be higher or lower)

                        1 Year 3 Years 5 Years 10 Years
                         $  ,   $  ,    $  ,     $  ,

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Your Account
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HOW TO BUY SHARES
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All orders for the purchase of Class R shares must be made through your eligible retirement plan.

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with Columbia Funds Services, Inc. or your financial advisor or your payment has been received and your application is complete, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class R shares of the Fund, directly or by exchange. Eligible Investors are as follows:

   .  401(k) plans;

   .  457 plans;

   .  Employer-sponsored 403(b) plans;

   .  Profit sharing and money purchase pension plans;

   .  Defined benefit plans; and

   .  Non-qualified deferred compensation plans ("eligible retirement plans").

Additionally, the Eligible Investors listed above can have up to $10,000,000 in assets at the time of purchase of shares of the Fund, and their plan level or omnibus accounts must be held on the books of the Fund.

Class R shares will not be available to retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs.

The Fund reserves the right to change the criteria for Eligible Investors. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

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         CHOOSING A SHARE CLASS
         The Fund offers one class of shares in this prospectus --
         Class R.

         The Fund also offers four additional classes of shares --
         Class A, B and C shares are available through a separate prospectus and Class Z shares are available through a different separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on, among other factors, the assets of the plan and the amount invested in the Fund and other Funds distributed by Columbia Funds Distributor, Inc.
         Plan sponsors should consider their eligibility for other classes of shares, including, for some plans, Class Z shares, which are not subject to a 12b-1 or shareholder services fees.
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                                                                             ---

Your Account



SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class R shares are at net asset value, which is the value of a Class R share excluding any sales charge. Class R shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

Your financial advisor/plan sponsor may receive cumulative commissions from Columbia Funds Distributor, Inc. for the shares purchased, in accordance with the table below:

                Amount Purchased                    Commission %
                First $3 million                        1.00%
                ------------------------------------------------
                $3 million -- less than $5 million      0.80%
                ------------------------------------------------
                $5 million -- less than $25 million     0.50%
                ------------------------------------------------
                $25 million or more                     0.25%

Additionally, your financial advisor/plan sponsor may receive ongoing 12b-1 fees with respect to Class R shares.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class R shares of any other fund distributed by Columbia Funds Distributor, Inc. that offers Class R shares at net asset value. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. Please contact your financial advisor/plan sponsor for more information on how to exchange shares.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open. For information about how to sell Class R shares through your eligible retirement plan, please contact your plan administrator.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. Retirement plan accounts have special requirements; please contact your financial advisor/plan sponsor for more information on how to sell shares.

The Fund will generally send proceeds from the sale within seven days (usually on the next business day after your request is received in "good form"). Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund is not intended for short-term or frequent trading in its shares. Short-term or excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund and any other funds distributed by Columbia Funds Distributor, Inc. reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive. See the section "How to Exchange Shares."

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Your Account



DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class R shares and certain services provided to you by your financial advisor. The annual distribution fee may equal up to 0.50%. The Fund has also adopted a separate administrative services plan for Class R shares. Under the administrative services plan, the Fund may pay its transfer agent and the transfer agent may pay to plan administrators and other third parties that agree to provide certain services to plans or plan participants investing in Class R shares an administrative services fee of up to 0.25% of average daily net assets attributed to Class R shares. These services may include acting as the shareholder of record, processing purchase, redemption and exchange orders, maintaining participant account records and answering participant questions about the Fund. Distribution and administrative service fees are paid out of the assets of the class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of the Fund's Class R shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class R shares by dividing total net assets attributable to Class R shares by the number of outstanding Class R shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty.

Share Certificates Share certificates are not available for Class R shares.

Dividends, Distributions and Taxes The Fund has the potential to make the following distributions:

 Types of Distributions

   Dividends      Represents interest and dividends earned from securities
                  held by the Fund, net of expenses incurred by the Fund.
  ----------------------------------------------------------------------------
   Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

                                                                             ---

Your Account



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         UNDERSTANDING FUND DISTRIBUTIONS
         The Fund may earn income from the securities it holds. The
         Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared. The terms of your eligible retirement plan will govern how
         distributions are received. Generally, periodic distributions are reinvested in the Fund, although your plan may permit you to receive some or all distributions in cash.
       ------------------------------------------------------------------

Distribution Options The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the day the shares are purchased. Shares stop earning dividends at the close of business on the day before redemption. You can choose one of the options listed in the table below for these distributions when you open you account. To change your distribution option, call 1-800-345-6611.

 Distribution Options

 Reinvest all distributions in additional shares of your current fund
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 Reinvest all distributions in shares of another fund
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 Receive all distributions in cash (see options below) and reinvest capital gains
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 Receive all distributions in cash (with one of the following options):
 . send the check to your address of record
 . send the check to a third party address
 . transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

Tax Consequences Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. However, distributions by the Fund to eligible retirement plans that qualify for tax-exempt treatment under federal income tax law will not be taxable. Special tax rules apply to investments through such plans.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

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Managing the Fund
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INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Columbia Management Advisors, Inc. (Columbia Management), located at 100
Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Management is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Management runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Management is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation. Columbia Management, a registered investment advisor, has been an investment advisor since 1969.

On April 1, 2003, several advisory subsidiaries of Columbia, including Stein Roe & Farnham Incorporated (Stein Roe), merged into Columbia Management (which previously had been known as Columbia Management Company). Before April 1, 2003, Stein Roe was the investment advisor to the Fund. As a result of the merger, Columbia Management is now the investment advisor to the Fund.

For the 2003 fiscal year, aggregate advisory fees paid to Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Fund, amounted to 0.35% of average daily net assets of the Fund.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Michael T. Kennedy, CFA, a senior vice president of Columbia Management, is a co-manager for the Fund and was portfolio manager of the SR&F Intermediate Bond Portfolio (the master fund in which the Fund invested under a master-feeder structure until September 2002) since it commenced operations in 1998. Mr. Kennedy has been associated with Columbia Management or its predecessors since 1988.

Thomas A. LaPointe, CFA, a vice president of Columbia Management and a member of its High Yield Portfolio Management Team, is a co-manager for the Fund and has co-managed the Fund since March 2003. Mr. LaPointe has been associated with Columbia Management since February 1999.

                                                                             ---

Other Investment Strategies and Risks
-------------------------------------------------------------------------------


The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goals. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of its investment strategies.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

WHEN-ISSUED SECURITIES, FORWARD COMMITMENTS AND DOLLAR ROLLS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.
In a dollar roll, the Fund sells a security and simultaneously enters into a commitment to purchase a similar security at a later date. Dollar rolls also involve the risk that the other party may not honor the contract terms.

ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

MORTGAGE-BACKED SECURITIES
--------------------------------------------------------------------------------
Mortgage-backed securities are securities that represent ownership interests in large, diversified pools of mortgage loans. Sponsors pool together mortgages of similar rates and terms and offer them as a security to investors.

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Other Investment Strategies and Risks



Most mortgage securities are pooled together and structured as pass-throughs. Monthly payments of principal and interest from the underlying mortgage loans backing the pool are collected by a servicer and "passed through" regularly to the investor. Pass-throughs can have a fixed or an adjustable rate. The majority of pass-through securities are issued by three agencies: Ginnie Mae, Fannie Mae and Freddie Mac. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on mortgage-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of a mortgage-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

ZERO COUPON BONDS
--------------------------------------------------------------------------------
Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

ILLIQUID INVESTMENTS
--------------------------------------------------------------------------------
The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold in public transactions because of Securities and Exchange Commission regulations (these are known as "restricted securities"). Under procedures adopted by the Fund's Board of Trustees, certain restricted securities may be deemed liquid and will not be counted towards this 15% limit.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions.
The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's total return.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities.
During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

                                                                             ---

Notes
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Notes


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FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Columbia Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

Investment Company Act file number:

Columbia Funds Trust VIII (formerly named Liberty Stein Roe Funds Income Trust): 811-4552

..  Columbia Intermediate Bond Fund (formerly named Liberty Intermediate Bond
   Fund)

--------------------------------------------------------------------------------

[LOGO] ColumbiaFunds

       A Member of Columbia Management Group

       (C)2004 Columbia Funds Distributor, Inc.
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.columbiafunds.com

                                                                     [Job Code]

                              COLUMBIA INCOME FUND
                         COLUMBIA INTERMEDIATE BOND FUND
                       Series of Columbia Funds Trust VIII
                       Statement of Additional Information
                                 April ___, 2004

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Funds' Prospectuses. This SAI is for use in connection with sales of Class R shares of Columbia Intermediate Bond Fund. For copies of SAIs for use in connection with sales of other classes of shares of Columbia Intermediate Bond Fund, or of shares of Columbia Income Fund, please contact ____________. This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by an R share prospectus of Columbia Intermediate Bond Fund dated April ___, 2004. This SAI should be read together with a Prospectus. Investors may obtain a free copy of a Prospectus from Columbia Funds Distributor, Inc. (CFD), One Financial Center, Boston, MA 02111-2621.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by CFD generally and additional information about certain securities and investment techniques described in the Funds' Prospectuses.

TABLE OF CONTENTS

     Part 1                                                                 Page
     Definitions
     Organization and History
     Investment Goals and Policies
     Fundamental Investment Policies
     Other Investment Policies
     Fund Charges and Expenses
     Custodian
     Independent Auditors of the Funds

     Part 2                                                                 Page
     Miscellaneous Investment Practices
     Taxes
     Management of the Funds
     Determination of Net Asset Value
     How to Buy Shares
     Special Purchase Programs/Investor Services
     Programs for Reducing or Eliminating Sales Charges
     How to Sell Shares
     Distributions
     How to Exchange Shares
     Suspension of Redemptions
     Shareholder Liability
     Shareholder Meetings
     Appendix I
     Appendix II
     Appendix A

                                     Part 1
                              COLUMBIA INCOME FUND
                         COLUMBIA INTERMEDIATE BOND FUND
                       Statement of Additional Information
                                 April __, 2004

DEFINITIONS
     "Intermediate Bond Fund" or  Columbia Intermediate Bond Fund
     "Fund"
     "Income Fund" or "Fund"      Columbia Income Fund
     "Trust"                      Columbia Funds Trust VIII
     "Advisor"                    Columbia Management Advisors, Inc., the Funds'
                                  investment advisor
     "CFD"                        Columbia Funds Distributor, Inc., the Funds'
                                  distributor
     "CFS"                        Columbia Funds Services, Inc., the Funds'
                                  shareholder services and transfer agent

ORGANIZATION AND HISTORY
The Trust is a Massachusetts business trust organized in 1986. Each Fund is an open-end management investment company that is a diversified series of the Trust and represents the entire interest in a separate series of the Trust. Effective October 7, 1999, the Trust changed its name from Stein Roe Income Trust to Liberty-Stein Roe Funds Income Trust, and effective October 13, 2003, the Trust changed its name from Liberty-Stein Roe Funds Income Trust to its current name.

The Intermediate Bond Fund offers five classes of shares - Class A, B, C, R and Z shares. Prior to July 31, 2000, the Fund had a single class of shares. On July 14, 2000, the outstanding shares of the Fund were converted into Class S shares, and on July 31, 2000, the Fund commenced offering Class A shares. On February 1, 2002, the Fund commenced offering Class B and C shares. On July 29, 2002, the Fund's Class S shares were redesignated as Class Z shares. Prior to September 12, 2002, the Fund invested all of its assets in the SR&F Intermediate Bond Portfolio as part of a master fund/feeder fund structure. Effective February 1, 2002, the Columbia Intermediate Bond Fund changed its name from Stein Roe Intermediate Bond Fund to Liberty Intermediate Bond Fund, and effective October 13, 2003, the Fund changed its name from Liberty Intermediate Bond Fund to its current name.

The Columbia Income Fund offers four classes of shares - Class A, B, C and Z shares. Prior to August 1, 2000, the Fund had a single class of shares. On that date, the outstanding shares of the Fund were converted into Class S shares, and the Fund commenced offering Class A shares. On July 15, 2002, the Fund added Class B and C shares, redesignated its Class S shares as Class Z shares, and changed its name from "Stein Roe Income Fund" to Liberty Income Fund and the word "Bond" was deleted from the name of its Class A shares, and the Fund invested as a feeder fund in a master fund/feeder fund arrangement through July 12, 2002. Effective October 13, 2003, the Fund changed its name from Liberty Income Fund to its current name.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

INVESTMENT GOALS AND POLICIES
Each Fund's Prospectuses describe each Fund's investment goals and investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Funds:

     Derivatives
     Senior Loans
     Structured Notes
     Interest Rate Swaps, Caps and Floors
     Medium- and Lower-Rated Debt Securities
     Mortgage-Backed Securities

     Floating Rate Instruments
     Inverse Floaters
     Short Sales
     Interfund Borrowing and Lending
     Forward Commitments ("When Issued" and "Delayed Delivery" Securities) Reverse Repurchase Agreements
     Securities Loans
     Repurchase Agreements
     Line of Credit
     Futures Contracts and Related Options (Limited to interest rate futures, tax-exempt bond index futures, options on such futures and options on such indices)
     Options on Securities
     Foreign Securities
     Stand-by Commitments
     Zero Coupon Securities (Zeros)
     Pay-In-Kind (PIK) Securities
     Rule 144A Securities

Except as indicated below under "Fundamental Investment Policies," the Funds' investment policies are not fundamental and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940, as amended (1940 Act), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

As fundamental investment policies, each Fund may not:

     (1) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to (i) repurchase agreements, or (ii) securities of issuers in the financial services industry, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (2) invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to U.S. Government Securities or repurchase agreements for such securities and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (3) invest in a security if, as a result of such investment, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

     (5) purchase or sell commodities or commodities contracts or oil, gas or mineral programs, except that it may enter into (i) futures and options on futures and (ii) forward contracts;

     (6) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with certain other Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

     (7) borrow except from banks, other affiliated funds and other entities to the extent permitted by the 1940 Act;

     (8) act as an underwriter of securities, except insofar as it may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

     (9) issue any senior security except to the extent permitted under the 1940 Act.

OTHER INVESTMENT POLICIES
As non-fundamental investment policies which may be changed without a shareholder vote, each Fund may not:

     (A) invest for the purpose of exercising control or management;

     (B) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;1

     (C) purchase portfolio securities from, or sell portfolio securities to, any of the officers and directors or trustees of the Trust or of its investment adviser;

     (D) purchase shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

     (E) invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants which are not listed on the New York or American Stock Exchange;

     (F) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

     (G) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

     (H) invest in limited partnerships in real estate unless they are readily marketable;

     (I) sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or
(ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

     (J) invest more than 15% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

     (K) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

----------
/1/ The Funds have been informed that the staff of the Securities and Exchange Commission takes the position that the issuers of certain CMOs and certain other collateralized assets are investment companies and that subsidiaries of foreign banks may be investment companies for purposes of Section 12(d)(1) of the 1940 Act, which limits the ability of one investment company to invest in another investment company. Accordingly, the Funds intend to operate within the applicable limitations under Section 12(d)(1)(A) of the 1940 Act.

     (L) purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures.

FUND CHARGES AND EXPENSES
Under the Funds' Management Agreement, the Incoem Fund pays the Advisor a monthly fee at the annual rate of 0.50% of the first $100 million of the average daily net assets of the Fund, 014875 of th next $900 million and 0.45% in excesof $1 billion. The Intemediate Bond Fund pays the Advisor a monthly fee at the annual rate of 0.350% of the first $1 billion of the average daily net asset of the Fudn and 0.30% in exess fo $1 billion. Under the Funds' Administration Agreement, each Fund also pays the Advisor a monthly administrative fee based on average daily net assets at the close of each business day during the month at the rate of 0.150%.

Each Fund pays a shareholders' servicing and transfer agency fee to CFS as follows:

An annual open account fee of $34 per open account plus a Fund's allocated share of reimbursement for the out-of-pocket expenses of CFS.

Prior to November 1, 2003, each Fund paid a shareholders' servicing and transfer agency fee to CFS as follows:

..  An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus
..  An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus
..  A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus
..  A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus
.. The Fund's allocated share of CFS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST and recovery of one-time expenses for the conversion to DST's account processing system at a rate of 1/24/th/ of such one-time expenses per month.

The Trust, on behalf of the Intermediate Bond Fund, has adopted an administrative services plan that authorizes CFS to enter into agreements with plan administrators or other intermediaries ("Third Parties") which administer or provide services to qualified benefit plans that purchase Class R shares of the Fund. Under such agreements, CFS may pay the Third Parties an administrative services fee at the annual rate of up to 0.25% of the average daily net assets of the Class R shares attributable to such Third Parties. CFS may collect such fees directly from the Fund. All fees payable by the Fund shall be payable solely out of the assets of the Class R shares of the Fund.

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to an Accounting and Bookkeeping Agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its Accounting and Bookkeeping Agreement with the Trust, the Advisor receives from each Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

.. An annual flat fee of $10,000, paid monthly; and .. In any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund that is determined by the following formula:

          [(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement)] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)

Each Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

Recent Fees paid to the Advisor, CFD and CFS (dollars in thousands)

Intermediate Bond Fund                    Year ended June 30,
--------------------------------      2003        2002        2001
                                    --------    --------    --------
Management Fees                        2,516    $  2,289    $  1,589
Administrative Fees                    1,331         982         679
Bookkeeping Fee                          332         234          35
Shareholder service and transfer
 agency fees                           1,997       1,228         691
12b-1 fees:
   Service fee (Class A)(a)              162          40           6
   Service fee (Class B)(b)              187          11           0
   Service fee (Class C)(b)               82           4           0
   Distribution fee (Class A)             65          16           0
   Distribution fee (Class B)            562          32           0
   Distribution fee (Class C)            246          11           0
   Distribution fee (Class R)(c)          --          --          --

(a)  Class A shares were initially offered on July 31, 2000.
(b)  Classes B and C shares were initially offered on February 1, 2002.
(c)  Class R shares were initially offered on April __, 2004.

Income Fund                               Year ended June 30,
--------------------------------    --------------------------------
                                      2003        2002        2001
                                    --------    --------    --------
Management Fee                      $  2,264    $  1,451    $  1,189
Administrative Fees                      631         383         329
Bookkeeping Fee                          186         104          32
Shareholder service and transfer
 agency fees                              ( )        353         357
(Class A)                                280          ( )         ( )
(Class B)                                123          ( )         ( )
(Class C)                                 16          ( )         ( )
(Class Z)                                510          ( )         ( )
12b-1 fees:
   Service fee (Class A)(a)              214          18          (b)
   Service fee (Class B)                  79          ( )        n/a
   Service fee (Class C)                  11          ( )        n/a
   Distribution fee (Class B)            234          ( )        n/a
   Distribution fee (Class C)             33          ( )        n/a

(a)  Class A shares were initially offered on July 31, 2000.
(b)  Rounds to less than one.

Brokerage Commissions (dollars in thousands)

The following table shows commissions paid on transactions of the Intermediate Bond Fund and of the SR&F Intermediate Bond Portfolio during the past three fiscal years:

Intermediate Bond Fund

                                                    Year ended
                                                     June 30,
                                          2003         2002
                                       ----------   ----------
Total commissions                      $   59,771   $        0
Directed transactions (d)                       0            0
Commissions on directed transactions            0            0

(d) See "Management of the Funds - Portfolio Transactions - Brokerage and research services" in Part 2 of this SAI.

The Income Fund SR&F/Income Portfolio did not pay brokerage commissions during the fiscal years ended June 30, 2003, 2002, and 2001.

Trustees and Trustees' Fees
---------------------------
Columbia Funds Complex: consists of the following funds:

The series of Columbia Funds Trust I, the series of Columbia Funds Trust II, the series of Columbia Funds Trust III, the series of Columbia Funds Trust IV, the series of Columbia Funds Trust V, the series of Columbia Funds Trust VI, the series of Columbia Funds Trust VII, the series of Liberty Variable Investment Trust and 9 closed-end or interval management investment company portfolios. (For purposes of the Trustee and Trustees' Fees section only, the "Liberty Funds").

The series of Columbia Funds Trust VIII, the series of Columbia Funds Trust IX, the series of Columbia Funds Trust XI, and the series of SteinRoe Variable Investment Trust and 3 closed-end management investment company portfolios. (For purposes of this Trustee and Trustees' Fees section only, the "Stein Roe Funds").

Two closed-end management investment company portfolios named Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc. (For purposes of the Trustee and Trustees' Fees section only, the "All-Star Funds").

Columbia Balanced Fund, Inc., Columbia Common Stock Fund, Inc., Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Inc., Columbia Growth Fund, Inc., Columbia High Yield Fund, Inc., Columbia International Stock Fund, Inc., Columbia National Municipal Bond Fund, Inc., Columbia Oregon Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Short Term Bond Fund, Inc., Columbia Small Cap Growth Fund, Inc., Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Value Fund, Inc., Columbia Technology Fund, Inc. the series of CMG Fund Trust. (For purposes of this Trustee and Trustees' Fees section only, the "Columbia Funds"), the series of The Galaxy Fund (for purposes of this Trustee and Trustees' Fees section only, the "Galaxy Funds"), the series of Columbia Acorn Trust and the series of Wanger Advisors Trust. (for purposes of this Trustee and Trustees' Fees section only, the "Acorn Funds" and "WAT Funds, respectively).

The Advisor or its affiliates pay the compensation of all the officers of the Funds in the Columbia Funds Complex, including the Trustees who are affiliated with the Advisor. For the fiscal year ended June 30, 2003 and the calendar year ended December 31, 2002, the Trustees received the following compensation for serving as Trustees:

                                                                               Total
                                                                           Compensation
                                                             Aggregate        from the
                                             Aggregate     Compensation    Liberty Funds
                                           Compensation      from the      Complex Paid
                                             from the      Intermediate        to the
                            Pension or      Income Fund     Bond Fund      Trustees for
                            Retirement       for the         for the       the Calendar
                         Benefits Accrued   Fiscal Year    Fiscal Year       Year Ended
                         as part of Fund    Ended June      Ended June      December 31,
         Trustee            Expenses(d)     30, 2003(e)     30, 2003(e)       2002(f)
                         ----------------  ------------    ------------    -------------
John A. Benning                 N/A              N/A            N/A        $      12,306
Robert J. Birnbaum              N/A              N/A            N/A               24,806
Tom Bleasdale (g)               N/A              N/A            N/A               51,500
Lora S. Collins (g)             N/A              N/A            N/A               96,000
James E. Grinnell (g)           N/A              N/A            N/A               24,806
Douglas A. Hacker               N/A        $      1,669    $      2,317           98,000
Janet Langford Kelly            N/A               1,584           2,184           97,000
Richard W. Lowry                N/A               1,648           2,269          124,806
Salvatore Macera (h)            N/A               1,669           2,317           98,000
William E. Mayer                N/A               1,648           2,269          127,806
James L. Moody, Jr. (g)         N/A                 N/A             N/A           91,000
Charles R. Nelson               N/A               1,669           2,317          120,182
John J. Neuhauser               N/A               1,671           2,319          124,974
Joseph R. Palombo (i)           N/A              N/A            N/A              N/A
Thomas E. Stitzel               N/A               1,584           1,947           98,000
Patrick J. Simpson              N/A              N/A            N/A               57,000
Thomas C. Theobald              N/A               1,648(j)        2,269(j)       102,000
Anne-Lee Verville (k)           N/A               1,733           2,402          102,000
Richard L. Woolworth            N/A              N/A            N/A               57,000

(g) The Funds do not currently provide pension or retirement plan benefits to the Trustees.
(h) As of December 31, 2002, the Columbia Funds Complex consisted of 120 open-end and 14 closed-end management investment company portfolios. As of December 27, 2000, the boards of trustees of the Liberty Funds and Stein Roe Funds were effectively combined into a single board for the Liberty Funds and Stein Roe Funds. The All-Star Funds and the Columbia Funds have separate boards of directors/trustees. Effective October 8, 2003, Patrick
     J. Simpson and Richard L. Woolworth, the directors/trustees of the Columbia Funds, were appointed to the board of trustees of the Liberty Funds and Stein Roe Funds. Also effective October 8, 2003, the trustees of the Liberty Fund and the Stein Roe Funds were elected as director/trustees of the Columbia Funds. A single combined board of trustees/ directors now oversees all of the Liberty Funds, Stein Roe Funds and Columbia Funds. The All-Star Funds and the Columbia Management Multi-Strategy Hedge Fund, LLC, the Galaxy Funds, the Acorn Funds and the WAT Funds each have separate boards of trustees/directors.
(k) In connection with the combination of the Liberty Funds and Stein Roe Funds boards of trustees, Messrs. Bleasdale, Grinnell, Moody and Ms. Collins received $154,500, $75,000, $182,000, and $192,000, respectively, for retiring prior to their respective board's mandatory retirement age. This payment continued for the lesser of two years or until the date the Trustee would otherwise have retired at age 72. The payments, which began in 2001 and ended on October 1, 2002, were paid quarterly. FleetBoston Financial Corporation (FleetBoston) and the Columbia Funds Complex each bore one-half of the cost of the payments. The portion of the payments borne by FleetBoston was paid by Liberty Financial Companies, Inc. (LFC) prior to November 1, 2001, when the asset management business of LFC was acquired by Fleet National Bank, a subsidiary of FleetBoston. The Columbia Funds Complex portion of the payments was allocated among the Columbia Funds Complex based on each fund's share of the Trustee fees for 2000.
(l) Mr. Macera retired as a Trustee from the Board of Trustees effective June 18, 2003.
(m) Mr. Palombo does not receive compensation because he is an employee of the Advisor. Because Mr. Palombo is an "interested person" of Liberty Asset Management Company, he resigned his position as a director of the All-Star Funds on November 1, 2001, in connection with the acquisition of the asset management business of LFC by Fleet National Bank.
(n) During the fiscal year ended June 30, 2003, Mr. Theobald deferred $455 and $698 of his compensation from the Income Fund and Intermediate Fund, respectively, pursuant to the deferred compensation plan. At December 31, 2002, the value of Mr. Theobald's account under that plan was $0.
(m) During the fiscal year ended June 30, 2003, Ms. Verville deferred $812 and $1085 of her compensation from the Income Fund and Intermediate Fund, respectively. In the calendar year ended December 31, 2002, she deferred $51,000 of her total compensation from the Columbia Funds Complex pursuant to the deferred compensation plan. At December 31, 2002, the value of Ms. Verville's account under that plan was $284,016.

          Role of the Board of Trustees

          The Trustees of the Liberty Funds are responsible for the overall management and supervision of the Liberty Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Liberty Funds' activities, review contractual arrangements with service providers for the Liberty Funds and review the Liberty Funds' performance. The Trustees have created several committees to perform specific functions for the Liberty Funds. Mr. Theobald was elected Chairman of the Board of Trustees of the Liberty Funds, Stein Roe Funds and Columbia Funds effective December, 2003.

          Audit Committee

          Ms. Verville and Messrs. Hacker, Stitzel and Woolworth are members of the Audit Committee of the Board of Trustees of the Liberty Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Nelson and Neuhauser were members of the committee. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. In the fiscal year ended June 30, 2003, the Audit Committee convened ten times.

          Governance Committee

          Messrs. Hacker, Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Liberty Funds. Prior to October 8, 2003, Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobaldwere members of the committee. The Governance Committee's functions include recommending to the Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. In the fiscal year ended June 30, 2003, the Governance Committee convened three times.

          Advisory Fees & Expenses Committee

          Ms. Kelly and Messrs. Mayer, Neuhauser, and Nelson are members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Liberty Funds. Prior to October 8, 2003, Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald were members of the committee. The Advisory Fees and Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended June 30, 2003, the Advisory Fees and Expenses Committee convened three times.

Share Ownership
The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2002 (i) in the Fund and (ii) in all Liberty Funds and Liberty All-Star Funds overseen by the Trustee.

                                                               Aggregate Dollar
                                               Dollar Range     Range of Equity
                                                of Equity      Securities Owned
                          Dollar Range of      Securities        in All Funds
                         Equity Securities     Owned in the       Overseen by
                            Owned in the      Intermediate    Trustee in Liberty
Name of Trustee             Income Fund         Bond Fund      Family of Funds
----------------------   ------------------   -------------   ------------------
Disinterested Trustees

Douglas A. Hacker              None               None           Over $100,000
Janet Langford Kelly           None               None           Over $100,000
Richard W. Lowry (k)           None               None           Over $100,000
Salvatore Macera               None               None        $50,001 - $100,000
Charles R. Nelson        $50,001 - $100,000   Over $100,000      Over $100,000
John J. Neuhauser (k)          None               None           Over $100,000
Patrick J. Simpson              $0                 $0            Over $100,000
Thomas E. Stitzel              None               None        $50,001 - $100,000
Thomas C. Theobald             None               None           Over $100,000
Anne-Lee Verville(n)           None               None           Over $100,000
Richard L. Woolworth            $0                 $0          $10,001-$50,000

Interested Trustees
William E. Mayer (k)           None               None        $50,001 - $100,000
Joseph R. Palombo              None               None           $1 - $10,000

(n) Ms. Verville's share ownership in the Funds is through her deferred compensation plan.

Ownership of the Fund
As of record on September 30, 2003, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of the Intermediate Bond Fund.

As of record on September 30, 2003, the following shareholders owned 5% or more of the following classes of the Intermediate Bond Fund's outstanding shares:

Class A Shares:
--------------

FTC & CO Attn DATALYNX #022                13.39%
P.O. Box 173736
Denver, CO 80217-3736

Charles Schwab & Co. Inc.                  12.58%
Attn: Mutual Funds Department
101 Montgomery St.
San Francisco, CA 94104-4122

Mid Atlantic Ttee                          11.61%
FBO Transamerica Life Insurance
& Annuity Company
Attn: Daisy Lo
P.O. Box 30368
Los Angeles, CA 90030-0368

Class C Shares:
--------------

Merrill Lynch Pierce Fenner & Smith        21.30%
For the Sole Benefit of its Customers
Attn:  Fund Administration
4800 Deer Lake Dr. E, Fl. 2
Jacksonville, FL 32246-6484

Class Z Shares:
--------------

National Financial Service Corp.            8.25%
For the Exclusive Benefit of
Our Customers Attn: Mutual Funds
P.O. Box 3908

Church Street Station
New York, NY 10008-3908

Citigroup Global Markets, Inc.              6.71%
Book Entry Account
Attn: Matt Maestri
333 West 34/th/ Street, 7/th/ Floor
Mutual Funds Dept.
New York, NY 10001-2402

Charles Schwab & Co., Inc.                 25.20%
Special Custody Account for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Class R shares of the Fund were initially offered on April ___, 2004.

As of record on September 30, 2003, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of the Income Fund.

As of record on September 30, 2003, the following shareholders owned 5% or more of the following classes of the Income Fund's outstanding shares:

Class B Shares:
--------------

Merrill Lynch Pierce Fenner & Smith         6.49%
For the Sole Benefit of its Customers
Attn: Fund Administration #970X8
4800 Deer Lake Drive E, Fl. 2
Jacksonville, FL 32246-6484

Class C Shares:
--------------

Merrill Lynch Pierce Fenner & Smith        10.73%
For the Sole Benefit of its Customers
Attn: Fund Administration #97RF5
4800 Deer Lake Drive E, Fl. 2
Jacksonville, FL 32246-6484

Class Z Shares:
--------------

Daily Valuation                            67.69%
The Northern Trust Co.
Mutual Liberty
P.O. Box 92994
Chicago, IL 60675-2994

Charles Schwab & Co., Inc.                 10.52%
Special Custody Account for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

Sales Charges (dollars in thousands)             Intermediate Bond Fund
                                         --------------------------------------
                                                    Class A Shares
                                         --------------------------------------
                                         Year ended   Year ended   Period ended
                                          June 30,     June 30,       June 30,
                                            2003         2002           2001
                                         ----------   ----------   ------------
Aggregate initial sales charges on
 Fund share sales                        $      745   $      405   $          7
Initial sales charges retained by CFD            16           30             (l)
Aggregate contingent deferred sales
 charges on Fund redemptions retained
 by CFD                                           3            0              0

                                                           Class B Shares
                                                      -----------------------
                                                      Year ended   Year ended
                                                       June 30,     June 30,
                                                         2003         2002
                                                      ----------   ----------
Aggregate CDSC on Fund redemptions retained by CFD    $      227   $        7

                                                       Class C      Class C
                                                        Shares       Shares
                                                      ----------   ----------
                                                      Year ended   Year ended
                                                       June 30,     June 30,
                                                         2003         2002
                                                      ----------   ----------
Aggregate CDSC on Fund redemptions retained by CFD    $       19           (l)

(l)  Rounds to less than one.

                                                            Income Fund
                                                      -----------------------
                                                         Year ended June 30
                                                      -----------------------
                                                           Class A Shares
                                                      -----------------------
                                                         2003         2002
                                                      ----------   ----------

Aggregate initial sales charges on Fund share sales   $       48   $        0
Initial sales charges retained by CFD                 $        4   $        0
Aggregate contingent deferred sales charges (CDSC)
 on Fund redemptions retained by CFD                  $       29   $        0

                                                           Class B Shares
                                                      -----------------------
                                                      Year ended   Year ended
                                                       June 30,     June 30,
                                                         2003         2002
                                                      ----------   ----------
Aggregate CDSC on Fund redemptions retained by CFD    $       96          N/A

                                                        Class C      Class C
                                                        Shares       Shares
                                                      ----------   ----------
                                                      Year ended   Year ended
                                                       June 30,     June 30,
                                                         2003         2002
                                                      ----------   ----------
Aggregate CDSC on Fund redemptions retained by CFD    $       (l)         N/A

(l)  Rounds to less than one.

12b-1 Plan and CDSC
The Income Fund offers four classes of shares - Class A, Class B, Class C and Class Z, and the Intermediate Bond Fund offers five classes of shares - Class A, Class B, Class C, Class R and Class Z. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) pursuant to Rule 12b-1 under the Act for each Fund's Class A, B and C shares. Under the Plan, each Fund pays CFD monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to Class A, B and C shares. Each Fund also pays CFD monthly a distribution fee at an annual rate of 0.10% of the Fund's average daily net assets attributed to Class A shares and 0.75% of the Fund's average daily net assets attributed to Class B and C shares, and in the case of Intermediate Bond, 0.50% of the Fund's average daily net assets attributed to Class R shares. At this time, CFD has voluntarily agreed to waive the Class A share distribution fee and a portion of the Class C share distribution fee so that it does not exceed 0.60% annually. This arrangement may be modified or terminated by CFD at any time. CFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms
(FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of CFD's expenses, CFD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to CFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of a Fund's shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of the Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program you purchased your shares under. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class R shares are offered at net asset value and are not subject to a CDSC. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses of Class A, B and C shares.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions, and finally of other shares held by the shareholder for the longest time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee. See a Prospectus for a description of the different programs.

Sales-related expenses (dollars in thousands) of CFD relating to the Fund were:

                                                   Intermediate Bond Fund
                                                  Year ended June 30, 2003
                                                 Class A   Class B   Class C
                                                 -------   -------   -------
Fees to FSFs                                     $   129   $   918   $    98
Cost of sales material relating to the Fund
 (including printing and mailing expenses)           137       124        51
Allocated travel, entertainment and other
 promotional expenses (including advertising)         60        55        23

Sales-related expenses (dollars in thousands) of CFD relating to the Fund were:

                                                             Income Fund
                                                       Year Ended June 30, 2002
                                               Class A
                                               -------
Fees to FSFs                                        (k)
Cost of sales material relating to the Fund
 (including printing and mailing expenses)     $     5
Allocated travel, entertainment and other
 promotional expenses (including advertising)       (k)

(k)  Rounds to less than one.

CUSTODIAN
State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the custodian for the Funds. The custodian is responsible for safeguarding each Fund's cash and securities, receiving and delivering securities and collecting each Fund's interest and dividends.

INDEPENDENT AUDITORS OF THE FUNDS
Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, are the independent auditors for the Funds (and formerly of the SR&F Intermediate Bond Portfolio). The auditors provide audit services, assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights in the Prospectuses have been so included, in reliance upon the reports of Ernst & Young LLP given on the authority of said firm as experts in accounting and auditing.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Trust I (fomerly named Liberty Funds Trust I), Columbia Funds Trust II (fomerly named Liberty Funds Trust II), Columbia Funds Trust III (fomerly named Liberty Funds Trust III), Columbia Funds Trust IV (fomerly named Liberty Funds Trust IV), Columbia Funds Trust V (fomerly named Liberty Funds Trust V), Columbia Funds Trust VI (fomerly named Liberty Funds Trust VI), Columbia Funds Trust VII (fomerly named Liberty Funds Trust VII), Columbia Funds Trust VIII (fomerly named Liberty-Stein Roe Funds Income Trust), Columbia Funds Trust IX (fomerly named Liberty-Stein Roe Funds Municipal Trust) and Columbia Funds Trust XI (fomerly named Liberty-Stein Roe Funds Investment Trust) (each a Trust and together, the Trusts). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

Part 1 of this SAI lists on page b which of the following investment practices are available to your Fund. If an investment practice is not listed in Part 1 of this SAI, it is not applicable to your Fund.

Short-Term Trading
In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

Short Sales
-----------
A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

Lower-Rated Debt Securities
Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

Small Companies
Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

Common Stock, Preferred Stock And Warrants
Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time.

Foreign Securities
The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

Other Investment Companies
The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

Zero Coupon Securities (Zeros)
The Fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

Step Coupon Bonds (Steps)
The Fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

Tender Option Bonds
A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

Pay-In-Kind (PIK) Securities
The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

Money Market Instruments
Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposit are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the Fund would be allowed to invest in directly.

Certificates of Deposit are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. Time Deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

Government Obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

Bank obligations include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part I of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of Funds to finance lending operations and the quality of underlying bank assets.

Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

Separately Traded Interest And Principal Securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component generally is usually volatile in response to changes in interest rates.

In U.S. Treasury Rolls, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

Commercial Paper is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

Stripped Obligations
To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

Municipal Securities
Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain Funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

Each Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multistate agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

Private Activity Bonds
The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

Municipal Lease Obligations
Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

Securities Loans
The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

Interfund Borrowing and Lending
The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

Forward Commitments ("When-Issued" and "Delayed Delivery" Securities)
The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

Mortgage Dollar Rolls
In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITs
The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

Mortgage-Backed Securities
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Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

Non-Agency Mortgage-Backed Securities
The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy, and the Fund may incur a loss.

Asset-Backed Securities
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Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

Custody Receipts And Trust Certificates. Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

Repurchase Agreements
The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Reverse Repurchase Agreements
In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

Line of Credit
The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

Options on Securities
Writing covered options. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) options. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Risk factors in options transactions. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts and Related Options
Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian..

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However,because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

Options on futures contracts. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

Risks of transactions in futures contracts and related options. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Use by tax-exempt funds of interest rate and U.S. Treasury security futures contracts and options. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on Indices. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

Options on Foreign Stock Indices. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

Swap Agreements (Swaps, Caps, Collars and Floors)
The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

Foreign Currency Transactions
The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.
The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement procedures. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

Participation Interests
The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

Stand-by Commitments
When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

Variable and Floating Rate Obligations
Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

Inverse Floaters
Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

Rule 144A Securities
The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Currency Swaps. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

Convertible Securities
Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

Guaranteed Investment Contracts
Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets.

The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part I of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

Bank Investment Contracts
Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part I of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

Loan Participations
Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

Structured Investments
Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

Yankee Obligations
Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

American, European, Continental and Global Depositary Receipts
American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

Temporary Cash Balances
The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES
In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

Federal Taxes. The Fund (even if it is a fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (Code). The Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities or other regulated investment companies); or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses;and (c) distribute with respect to each year at least 90% of its taxable net investment income, its tax-exempt interest income and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. As a regulated investment company that is accorded specia tax treatment, the Fund will not be subject to any federal incometaxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions would generally be taxable as ordinary dividend income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Alternative Minimum Tax. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

Return of Capital Distributions. If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

Funds that invest in U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

Fund Distributions. Distributions from the Fund (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning on or before December 31, 2008.

Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price of the shareholder paid). Distributions are taxable whether received in cash or in Fund shares.

Qualified Dividend Income. For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 120-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 180-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a foreign personal holding company, foreign investment company, or passive foreign investment company.

In general, distributions of investment income properly designated by the Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. Only qualified dividend income received by a Fund after December 31, 2002 is eligible for pass-through treatment. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the fFund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Distributions from Tax-Exempt Funds. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the Fund.

Special Tax Rules Applicable to Tax-Exempt Funds. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of tax-exempt dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine whe borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

Sales of Shares. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Under recently promulgated Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder in any single taxable year (or a greater loss over a combination of years), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper.

Backup Withholding. Certain distributions and redemptions may be subject to backup withholding for taxpayers who fail to furnish a correct tax identification number, who have under-reported dividend or interest income, or who fail to certify to the Fund that the shareholder is not subject to the withholding is provided to the Fund. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010.

Hedging Transactions. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

Securities Issued at a Discount. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

Foreign Currency-Denominated Securities and Related Hedging Transactions. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the Fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

MANAGEMENT OF THE FUNDS The Advisor provides administrative and management services to the Funds. On April 1, 2003, Fleet Investment Advisors Inc., Stein Roe & Farnham Incorporated, Colonial Management Associates, Inc. and Newport Pacific Management, Inc. (NPMI), merged into Columbia Management Advisors, Inc. Each of the four merging companies was a registered investment advisor and advised various Funds in the Columbia Funds Complex. The Advisor, located at 100 Federal Street, Boston, Massachusetts 02110, is a direct wholly owned subsidiary of Columbia Management Group, Inc. (Columbia), which is an indirect wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. The Advisor is the surviving company in these mergers and is now the investment advisor of the Funds. The Advisor has been an investment advisor since 1969.

In addition, immediately prior to the mergers described above and also on April 1, 2003, Newport Fund Management, Inc. (NFMI), a subsidiary of NPMI and a registered investment advisor that advised several Funds in the Columbia Funds Complex, merged into NPMI. As a result of NPMI's merger into the Advisor, the Advisor is now the Advisor to the Funds previously advised by NFMI.

Trustees and Officers (this section applies to all of the Funds)

The Trustees and officers serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the Columbia Funds Complex, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

                                                                                                  Number of
                                                                                                 Portfolios
                                                                                                in Columbia
                                                                                                Funds Complex
                                 Position    Year First Elected or    Principal Occupation(s)     Overseen             Other
    Name, Address and Age       with Funds   Appointed to Office/1/   During Past Five Years     by Trustee     Directorships Held
-----------------------------  ------------  ----------------------  -------------------------  -------------  ---------------------
Disinterested Trustees
Douglas A. Hacker (Age 48)        Trustee             1996           Executive Vice President        119       Orbitz, Inc. (on-line
P.O. Box 66100                                                       - Strategy of United                         travel company)
Chicago, IL 60666                                                    Airlines (airline) since
                                                                     December, 2002 (formerly
                                                                     President of UAL Loyalty
                                                                     Services (airline) from
                                                                     September, 2001 to
                                                                     December, 2002; Executive
                                                                     Vice President and Chief
                                                                     Financial Officer of
                                                                     United Airlines from
                                                                     March, 1993 to September,
                                                                     2001).

Janet Langford Kelly (Age 45)     Trustee             1996           Chief Administrative            119                None
3100 West Beaver Road                                                Officer and Senior Vice
Troy, MI 48084-3163                                                  President, Kmart Holding
                                                                     Corporation (consumer
                                                                     goods) since September,
                                                                     2003 (formerly Executive
                                                                     Vice President-Corporate
                                                                     Development and
                                                                     Administration, General
                                                                     Counsel and Secretary,
                                                                     Kellogg Company (food
                                                                     manufacturer), from
                                                                     September, 1999 to
                                                                     August, 2003; Senior Vice
                                                                     President, Secretary and
                                                                     General Counsel, Sara Lee
                                                                     Corporation (branded,
                                                                     packaged,
                                                                     consumer-products
                                                                     manufacturer) from
                                                                     January, 1995 to
                                                                     September, 1999).

Richard W. Lowry (Age 67)         Trustee             1995           Private Investor since          121/3/             None
10701 Charleston Drive                                               August, 1987 (formerly
Vero Beach, FL 32963                                                 Chairman and Chief
                                                                     Executive Officer, U.S.
                                                                     Plywood Corporation
                                                                     (building products
                                                                     manufacturer)).

                                                                                                  Number of
                                                                                                 Portfolios
                                                                                                in Columbia
                                                                                                Funds Complex
                                 Position    Year First Elected or    Principal Occupation(s)     Overseen             Other
    Name, Address and Age       with Funds   Appointed to Office/1/   During Past Five Years     by Trustee     Directorships Held
-----------------------------  ------------  ----------------------  -------------------------  -------------  ---------------------
Disinterested Trustees

Charles R. Nelson (Age 61)        Trustee             1981           Professor of Economics,         119                None
Department of Economics                                              University of Washington,
University of Washington                                             since January, 1976; Ford
Seattle, WA 98195                                                    and Louisa Van Voorhis
                                                                     Professor of Political
                                                                     Economy, University of
                                                                     Washington, since
                                                                     September, 1993;
                                                                     Director, Institute for
                                                                     Economic Research,
                                                                     University of Washington,
                                                                     since September, 2001;
                                                                     Adjunct Professor of
                                                                     Statistics, University of
                                                                     Washington, since
                                                                     September, 1980;
                                                                     Associate Editor, Journal
                                                                     of Money Credit and
                                                                     Banking, since September,
                                                                     1993; consultant on
                                                                     econometric and
                                                                     statistical matters.

John J. Neuhauser (Age 60)        Trustee             1985           Academic Vice President         122/3,4/      Saucony, Inc.
84 College Road                                                      and Dean of Faculties                     (athletic footwear);
Chestnut Hill, MA 02467-3838                                         since August, 1999,                          SkillSoft Corp.
                                                                     Boston College (formerly                      (E-Learning)
                                                                     Dean, Boston College
                                                                     School of Management from
                                                                     September, 1977 to
                                                                     September, 1999).

Patrick J. Simpson (Age 58)       Trustee             2000           Partner, Perkins Coie           119                None
1211 S.W. 5/th/ Avenue                                               L.L.P. (law firm).
Suite 1500
Portland, OR 97204

Thomas E. Stitzel (Age 67)        Trustee             1998           Business Consultant since       119                None
2208 Tawny Woods Place                                               1999 (formerly Professor
Boise, ID 83706                                                      of Finance from 1975 to
                                                                     1999, College of
                                                                     Business, Boise State
                                                                     University); Chartered
                                                                     Financial Analyst.

                                                                                                  Number of
                                                                                                 Portfolios
                                                                                                in Columbia
                                                                                                Funds Complex
                                 Position    Year First Elected or    Principal Occupation(s)     Overseen             Other
    Name, Address and Age       with Funds   Appointed to Office/1/   During Past Five Years     by Trustee     Directorships Held
-----------------------------  ------------  ----------------------  -------------------------  -------------  ---------------------
Disinterested Trustees
Thomas C. Theobald (Age 66)     Trustee and           1996           Managing Director,              119       Anixter International
227 West Monroe Street,        Chairman of                           William Blair Capital                       (network support
Suite 3500                      the Board                            Partners (private equity                        equipment
Chicago, IL 60606                                                    investing) since                           distributor), Jones
                                                                     September, 1994.                           Lang LaSalle (real
                                                                                                                 estate management
                                                                                                                 services) and MONY
                                                                                                                    Group (life
                                                                                                                     insurance)

Anne-Lee Verville (Age 58)        Trustee             1998           Author and speaker on           120/4/    Chairman of the Board
359 Stickney Hill Road                                               educational systems needs                 of Directors, Enesco
Hopkinton, NH 03229                                                  (formerly General                              Group, Inc.
                                                                     Manager, Global Education                  (designer, importer
                                                                     Industry, IBM Corporation                  and distributor of
                                                                     (computer and technology)                     giftware and
                                                                     from 1994 to 1997).                           collectibles)

Richard L. Woolworth (Age 62)     Trustee             1991           Retired since December          119       NW Natural (natural
100 S.W. Market Street                                               2003 (formerly Chairman                   gas service provider)
#1500                                                                and Chief Executive
Portland, OR 97207                                                   Officer, The Regence
                                                                     Group (regional health
                                                                     insurer); Chairman and
                                                                     Chief Executive Officer,
                                                                     BlueCross BlueShield of
                                                                     Oregon; Certified Public
                                                                     Accountant, Arthur Young
                                                                     & Company)

                                                                                                  Number of
                                                                                                 Portfolios
                                                                                                in Columbia
                                                                                                Funds Complex
                                 Position    Year First Elected or    Principal Occupation(s)     Overseen             Other
    Name, Address and Age       with Funds   Appointed to Office/1/   During Past Five Years     by Trustee     Directorships Held
-----------------------------  ------------  ----------------------  -------------------------  -------------  ---------------------
Interested Trustees
-------------------
William E. Mayer/2/ (Age 63)      Trustee             1994           Managing Partner, Park          121/3/       Lee Enterprises
399 Park Avenue                                                      Avenue Equity Partners                      (print media), WR
Suite 3204                                                           (private equity) since                       Hambrecht + Co.
New York, NY 10022                                                   February, 1999 (formerly                   (financial service
                                                                     Founding Partner,                          provider) and First
                                                                     Development Capital LLC                    Health (healthcare)
                                                                     from November 1996 to
                                                                     February, 1999).

Joseph R. Palombo/2/ (Age 50)  Trustee and            2000           Executive Vice President        120/5/             None
One Financial Center            President                            and Chief Operating
Boston, MA 02111                                                     Officer of Columbia
                                                                     Management Group, Inc.
                                                                     (Columbia Management)
                                                                     since December, 2001 and
                                                                     Director, Executive Vice
                                                                     President and Chief
                                                                     Operating Officer of the
                                                                     Advisor since April, 2003
                                                                     (formerly Chief
                                                                     Operations Officer of
                                                                     Mutual Funds, Liberty
                                                                     Financial Companies, Inc.
                                                                     from August, 2000 to
                                                                     November, 2001; Executive
                                                                     Vice President of Stein
                                                                     Roe & Farnham
                                                                     Incorporated (Stein Roe)
                                                                     from April, 1999 to
                                                                     April, 2003; Director of
                                                                     Colonial Management
                                                                     Associates, Inc.
                                                                     (Colonial) from April,
                                                                     1999 to April, 2003;
                                                                     Director of Stein Roe
                                                                     from September, 2000 to
                                                                     April, 2003) President of
                                                                     Columbia Funds and Galaxy
                                                                     Funds since February,
                                                                     2003 (formerly Vice
                                                                     President from September
                                                                     2002 to February 2003);
                                                                     Manager of Columbia
                                                                     Floating Rate Limited
                                                                     Liability Company since
                                                                     October, 2000; (formerly
                                                                     Vice President of the
                                                                     Columbia Funds from
                                                                     April, 1999 to August,
                                                                     2000; Chief Operating
                                                                     Officer and Chief
                                                                     Compliance Officer,
                                                                     Putnam Mutual Funds from
                                                                     December, 1993 to March,
                                                                     1999).

/1/In December 2000, the boards of each of the former Liberty Funds and former Stein Roe Funds were combined into one board of trustees responsible for the oversight of both fund groups (collectively, the "Liberty Board"). In October 2003, the trustees on the Liberty Board were elected to the boards of the Columbia Funds (the "Columbia Board") and of the CMG Funds (the "CMG Funds Board"); simultaneous with that election, Patrick J. Simpson and Richard L. Woolworth, who had been directors on the Columbia Board and trustees on the CMG Funds Board, were appointed to serve as trustees of the Liberty Board. The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Funds Complex.
/2/Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of the Advisor.
/3/Messrs. Lowry, Neuhauser and Mayer also serve as directors/trustees of the All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
/4/Mr. Neuhauser and Ms. Verville also serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
/5/Mr. Palombo also serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.



                                 Position    Year First Elected or
    Name, Address and Age       with Funds   Appointed to Office/1/           Principal Occupation(s) During Past Five Years
-----------------------------  ------------  ----------------------  ---------------------------------------------------------------
          Officers
Vicki L. Benjamin (Age 42)        Chief               2001           Controller of the Columbia Funds and of the Liberty All-Star
One Financial Center            Accounting                           Funds since May, 2002; Chief Accounting Officer of the Columbia
Boston, MA 02111               Officer and                           Funds and Liberty All-Star Funds since June, 2001; Controller
                                Controller                           and Chief Accounting Officer of the Galaxy Funds since
                                                                     September, 2002 (formerly Vice President, Corporate Audit,
                                                                     State Street Bank and Trust Company from May, 1998 to April,
                                                                     2001; Audit Manager from July, 1994 to June, 1997; Senior Audit
                                                                     Manager from July, 1997 to May, 1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 39)   Treasurer             2000           Treasurer of the Columbia Funds and of the Liberty All-Star
One Financial Center                                                 Funds since December, 2000; Vice President of the Advisor since
Boston, MA 02111                                                     April, 2003 (formerly Controller of the Columbia Funds and of the Liberty All-Star Funds from February, 1998 to October,
                                                                     2000); Treasurer of the Galaxy Funds since September, 2002;
                                                                     Treasurer, Columbia Management Multi-Strategy Hedge Fund, LLC
                                                                     since December, 2002 (formerly Vice President of Colonial from
                                                                     February, 1998 to October, 2000 and Senior Tax Manager, Coopers
                                                                     & Lybrand, LLP from April, 1996 to January, 1998).

David A. Rozenson (Age 49)      Secretary             2003           Secretary of the Columbia Funds and of the Liberty All-Star
One Financial Center                                                 Funds since December, 2003; Senior Counsel, Fleet Boston
Boston, MA 02111                                                     Financial Corporation since January, 1996: Associate General
                                                                     Counsel, Columbia Management Group since November, 2002.

     Trustee Positions
     -----------------
As of December 31, 2003, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of FleetBoston Financial, the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Columbia Funds Complex or any person controlling, controlled by or under common control with any such entity.

Approving the Investment Advisory Contract
------------------------------------------
In determining to approve the most recent annual extension of a Fund's management agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from the Advisor and considered information provided by the Advisor relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Managing the Fund" in each Fund's Prospectus and "Trustees and Officers" in this SAI. The Trustees also took into account the time and attention devoted by senior management to the Funds and the other funds in the Columbia Funds Complex. The Trustees evaluated the level of skill required to manage the Funds and concluded that the human resources devoted by the Advisor to the Funds were appropriate to fulfill effectively the Advisor's duties under the agreement. The Trustees also considered the business reputation of the Advisor and its financial resources, and concluded that the Advisor would be able to meet any reasonably foreseeable obligations under the agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Advisor in managing the Funds. See "Principal Investment Strategies" and "Principal Investment Risks" in the Funds' Prospectuses. In this connection, the Trustees considered the Advisor's in-house research capabilities as well as other resources available to the Advisor's personnel, including research services available to the Advisor as a result of securities transactions effected for the Funds and other investment advisory clients. The Trustees concluded that the Advisor's investment process, research capabilities and philosophy were well suited to each Fund, given each Fund's investment goal(s) and policies.

The Trustees considered the scope of the services provided by the Advisor to the Funds under the agreement relative to services provided by third parties to other mutual funds. See "Fund Charges and Expenses" and "Management of the Funds
- The Management Agreement". The Trustees concluded that the scope of the Advisor's services to the Funds was consistent with the Funds' operational requirements, including, in addition to its investment goal, compliance with each Fund's investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees considered the quality of the services provided by the Advisor to the Funds. The Trustees evaluated the Advisor's record with respect to regulatory compliance and compliance with the investment policies of each Fund. The Trustees also evaluated the procedures of the Advisor designed to fulfill the Advisor's fiduciary duty to the Funds with respect to possible conflicts of interest, including the Advisor's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Funds - Code of Ethics"), the procedures by which the Advisor allocates trades among its various investment advisory clients and the record of the Advisor in these matters. The Trustees also received information concerning standards of the Advisor with respect to the execution of portfolio transactions. See "Management of the Funds
- Portfolio Transactions."

The Trustees considered the Advisor's management of non-advisory services provided by persons other than the Advisor by reference, among other things, to each Fund's total expenses and the reputation of each Fund's other service providers. See "Your Expenses" in each Fund's Prospectus(es). The Trustees also considered information provided by third parties relating to each Fund's investment performance relative to its performance benchmark(s), relative to other similar funds managed by the Advisor and relative to funds managed similarly by other advisors. The Trustees reviewed performance over various periods, including each Fund's one, five and ten year calendar year periods and/or the life of the Fund, as applicable (See "Performance History" in the Fund's Prospectuses), as well as factors identified by the Advisor as contributing to each Fund's performance. See each Fund's most recent annual and semi-annual reports. The Trustees concluded that the scope and quality of the Advisor's services was sufficient to merit reapproval of the agreement for another year.

In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information concerning fees paid to investment advisors of similarly-managed funds. The Trustees also considered the fees of the Funds as a percentage of assets at different asset levels and possible economies of scale to the Advisor. The Trustees evaluated the Advisor's profitability with respect to the Funds, concluding that such profitability appeared to be generally consistent with levels of profitability that had been determined by courts to be "not excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Funds directly to the Advisor, but also so-called "fallout benefits" to the Advisor such as reputational value derived from serving as investment Advisor to the Funds and the research services available to the Advisor by reason of brokerage commissions generated by each Fund's turnover. In evaluating the Funds' advisory fees, the Trustees also took into account the complexity of investment management for the Funds relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds, and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds including state specific municipal funds, require greater intensity of research and trading acumen than larger capitalization or more diversified funds. See "The Fund" in each Fund's Prospectus.

Based on the foregoing, the Trustees concluded that the fees to be paid the Advisor under the advisory agreement were fair and reasonable, given the scope and quality of the services rendered by the Advisor.

General
-------
Messrs. Lowry, Mayer and Neuhauser are also trustees/directors of the Liberty All-Star Funds. Messrs. Neuhauser and Palombo and Ms. Verville are also directors of Columbia Management Multi-Strategy Hedge Fund, LLC.

The Trustees serve as trustees of all open-end Funds managed by the Advisor for which each Trustee (except Mr. Palombo) will receive an annual retainer of $45,000 and attendance fees of $9,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Beginning in December, 2003, Mr. Theobald began serving as the Chairman of the Board. Mr. Theobald receives an additional annual retainer of $40,000 for serving in this capacity. All committee chairs, except the Audit Committee chair, receive an annual retainer of $5,000 and members of Committees, except the Audit Committee, receive $1,500 for each committee meeting. The Audit Committee chair receives an annual retainer of $10,000 and each Audit Committee member receives $2,000 for each Audit Committee meeting. Committee members receive $1,000 for each special telephonic committee meeting. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 71 open-end and 14 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

Management Agreement
Under a Management Agreement (Agreement), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. Columbia Funds Distributor, Inc. (fomerly named Liberty Funds Distributor, Inc.) (CFD) pays the cost of printing and distributing all other Prospectuses.

Administration Agreement (this section applies only to certain Funds and their respective Trusts. See "Fund Charges and Expenses" in Part 1 of this SAI for information regarding your Fund).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

          (f)  maintaining certain books and records of each Fund.

With respect to Columbia Money Market Fund (fomerly named Liberty Money Market
Fund) and Columbia Municipal Money Market Fund (fomerly named Liberty Municipal Money Market Fund), the Administration Agreement for these Funds provides that the Advisor will monitor compliance by the Fund with Rule 2a-7 under the 1940 Act and report to the Trustees from time to time with respect thereto. The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

The Pricing and Bookkeeping Agreement
-------------------------------------
The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement. See "Fund Charges and Expenses" in
Part 1 of this SAI for information on these fees.

Portfolio Transactions

Investment decisions. The Advisor acts as investment advisor to each of the Funds. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

Brokerage and research services. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of Quick & Reilly, Inc., or Fleet Securities, Inc., each an affiliate of the Advisor, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

Principal Underwriter
CFD is the principal underwriter of the Trust's shares. CFD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

Investor Servicing and Transfer Agent
CFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CFS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. See "Fund Charges and Expenses" in Part 1 of this SAI for information on fees received by CFS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CFS or generally by 6 months' notice by CFS to the Fund. The agreement limits the liability of CFS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Fund will indemnify CFS against, among other things, loss or damage incurred by CFS on account of any claim, demand, action or suit made on or against CFS not resulting from CFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

Code of Ethics
The Funds, the Advisor, and CFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Anti-Money Laundering Compliance
--------------------------------
The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

Proxy Voting Policies
---------------------
The Funds have delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Funds and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Advisor determines the best interest of the Funds in light of the potential economic return on the Funds' investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.

The Advisor's' proxy voting guidelines and procedures are included in this SAI as Appendix A. In accordance with SEC regulations, the Funds' proxy voting record for the twelve-month period ended June 30, 2004 will be filed with the SEC no later than August 31, 2004.

DETERMINATION OF NET ASSET VALUE
Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.

(The following two paragraphs are applicable only to Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund), Columbia Newport Greater China Fund (formerly named Liberty Newport Greater China Fund), Columbia Newport Europe Fund

(formerly named Liberty Newport Europe Fund) and Columbia Newport Asia Pacific Fund (formerly named Liberty Newport Asia Pacific Fund))

Trading in securities on stock exchanges and over-the-counter markets in the Far East is normally completed well before the close of the business day in New York. Trading on Far Eastern securities markets may not take place on all business days in New York, and trading on some Far Eastern securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

Amortized Cost for Money Market Funds (see "Amortized Cost for Money Market Funds" under "Information Concerning the Fund" in Part 1 of the SAI of Columbia Money Market Fund (fomerly named Liberty Money Market Fund) and Columbia Municipal Money Market Fund (fomerly named Liberty Municipal Money Market Fund) )

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued cost and thereafter amortized to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. When a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Columbia Money Market Fund (formerly named Liberty Money Market Fund) for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CFD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CFD may from time to time reallow additional amounts to all or certain FSFs. CFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CFD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

CFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CFS, provided the new FSF has a sales agreement with CFD.

Shares credited to an account are transferable upon written instructions in good order to CFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CFS for deposit to your account.

CFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's Prospectus(es) and SAI) to FSFs that agree to promote the sale of shares of the Fund or other funds that CFD distributes. At its discretion, CFD may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.

Automatic Investment Plan. (not available for Class R shares) As a convenience to investors, shares of most Funds advised by the Advisormay be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 are used to purchase a Fund's shares at the public offering price next determined after CFD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CFD.

Automated Dollar Cost Averaging (Classes A, B, C, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CFD in which you have a current balance of at least $5,000 into the same class of shares of up to four other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Funds Services, Inc. (fomerly named Liberty Funds Services, Inc.) (CFS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

Class T Shareholder Services Plan. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the trusts plan to enter into servicing agreements with institutions (including Fleet Bank and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CFD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares; (ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

During the last three fiscal years, the following payments were made to Service Organizations (net of expense reimbursements) with respect to Class T shares as shown in the table below:

                                    September 30,    October 31,    October 31,
            FUND(1)(4)                 2003            2002(3)        2001(2)
----------------------------------  -------------   ------------   ------------
Columbia Asset Allocation Fund      $     506,628   $    722,543   $    914,162
Columbia Large Cap Growth Fund      $     621,536   $    872,400   $  1,213,883
Columbia Disciplined Value Fund     $     328,843   $    480,502   $    585,821
Columbia Large Cap Core Fund        $     484,124   $    666,709   $    634,076
Columbia International Equity Fund  $     107,527   $    151,816            N/A
Columbia Small Cap Fund             $     318,591   $    316,465   $    258,937
Columbia Small Company Equity Fund  $     156,029   $    201,135   $    258,937
Columbia Dividend Income Fund       $           0   $     24,133   $     20,192

----------
(1) Information shown for each Fund for periods prior to its reorganization is that of Retail A Shares of its predecessor fund. Class T shares are a newer class of shares created as part of the reorganization of certain Galaxy Funds.
(2) Expense reimbursements for the fiscal year ended October 31, 2001 were $26,074, $29,123, $5,541, $8,298 and $47,211, respectively, for the Asset
     Allocation Fund, Large Cap Fund, Dividend Fund, Value Fund and Growth Fund.
(3) Expense reimbursements for the fiscal year ended October 31, 2002 were $19,673, $90,360, $70,449, $21,761 and $3,789, respectively for the Asset
     Allocation Fund, Growth Fund, International Fund, Small Company Fund and Dividend Fund.
(4) The Funds changed their fiscal year end from October 31 to September 30 in 2003.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

Tax-Sheltered Retirement Plans (Retirement Plans). CFD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Management prototype plans offered through CFD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CFD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CFS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Management IRA Rollover account in any Fund distributed by CFD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Telephone Address Change Services. By calling CFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer (not available for Class R shares). Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CFS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
Rights of Accumulation (Class A, Class B and Class T shares only) (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (fomerly named Liberty Newport Tiger Fund) who already own Class T shares). Reduced sales charges on Class A, B and T shares can be effected by combining a current purchase of Class A, Class B or Class T shares with prior purchases of Class A, B, C, T and Z shares of the funds distributed by CFD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all funds' Class A, B, C, T and Z shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A, B C, T or Z shares of another fund distributed by CFD other than a money market fund).

CFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CFS. A Fund may terminate or amend this Right of Accumulation.

Statement of Intent (Class A and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement. Upon request, a Statement of Intent may be backdated to reflect purchases within 90 days.

During the term of a Statement, CFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to CFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to CFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CFS at 1-800-345-6611.

Reinstatement Privilege. An investor who has redeemed Class A, B, C or T shares (other than shares of the Columbia Newport Asia Pacific Fund (fomerly named Liberty Newport Asia Pacific Fund), Columbia Newport Europe Fund (fomerly named Liberty Newport Europe Fund), Columbia Newport Greater China Fund (fomerly named Liberty Newport Greater China Fund), Columbia Global Equity Fund (fomerly named Liberty Newport Global Equity Fund), Columbia Newport Tiger Fund (fomerly named Liberty Newport Tiger Fund), Columbia International Equity Fund (fomerly named Liberty International Equity Fund), Columbia European Thematic Equity Fund (fomerly named Liberty European Thematic Equity Fund) and Columbia Global Thematic Equity Fund (fomerly named Liberty Global Thematic Equity Fund) that were redeemed within 30 days of their acquisition by exchange from another fund) may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any Fund at the NAV next determined after CFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or CFS. Shareholders may exercise this privilege an unlimited amount of times. Exercise of this privilege does not alter the federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

Privileges of Columbia Employees or Financial Service Firms (in this section, the "Advisor" refers to Columbia Management Advisors, Inc. in its capacity as the Advisor or Administrator to certain Funds). Class A shares of certain Funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CFD and companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with CFD; and such persons' families and their beneficial accounts.

Privileges of Columbia Acorn Funds (fomerly named Liberty Acorn Funds) Shareholders. Any shareholder who owned shares of any fund of Columbia Acorn Trust (fomerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any fund distributed by CFD, may purchase Class A shares of any fund distributed by CFD at NAV in those cases where a Columbia Fund Class Z share is not available. Qualifying shareholders will not be subject to any Class A initial sales charge or CDSC; however, they will be subject to the annual Rule 12b-1 service fee.

Exchanges for Clients of Affiliates of Investment Advisor. Clients of affiliates of CFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by CFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual Rule 12b-1 distribution and service fee.

Sponsored Arrangements. Class A and Class T shares (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (fomerly named Liberty Newport Tiger Fund) who already own Class T shares and shareholders who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds)) of certain funds may be purchased at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the Fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A and Class T shares (Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with CFD pursuant to which the Funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

Waiver of Initial Sales Charges (Class A and Class T Shares)
Class A share initial sales charges (but not contingent deferred sales charges) are waived for the following categories of investors:
   - Galaxy Fund shareholders prior to December 1, 1995; and
   - Shareholders who (i) purchased Galaxy Fund Prime A Shares at net asset value and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.
Class T share sales charges are waived for the following categories of investors:
   - Galaxy Fund shareholders prior to December 1, 1995;
   - Shareholders who (i) purchased Galaxy Fund Retail A Shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and
   - Boston 1784 Fund shareholders on the date the Funds were reorganized into Galaxy Funds.

Waiver of Contingent Deferred Sales Charges (CDSCs) (in this section, the "Advisor" refers to Columbia Management Advisors, Inc. in its capacity as the Advisor or Administrator to certain Funds) (Classes A, B, C and T) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP)(not available for class R shares). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by the Advisor.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in Funds distributed by CFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

Class G Shares. CDSCs are not assessed on Class G shares in the following circumstances: (a) redemptions in connection with required (or, in some cases, discretionary) distributions to participants or beneficiaries of an employee pension, profit sharing or other trust or qualified retirement or Keogh plan, individual retirement account or custodial account maintained pursuant to
Section 403(b)(7) of the Code; (b) redemptions in connection with required (or, in some cases, discretionary) distributions to participants in qualified retirement or Keogh plans, individual retirement accounts or custodial accounts maintained pursuant to Section 403(b)(7) of the Code due to death, disability or the attainment of a specified age; (c) redemptions effected pursuant to a Fund's right to liquidate a shareholder's account if the aggregate net asset value of Class G shares held in the account is less than the minimum account size; (d) redemptions in connection with the combination of a Fund with any other investment company registered under the 1940 Act by merger, acquisition of assets, or by any other transaction; (e) redemptions resulting from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code; or (f) any redemption of Class G shares held by investors, provided the investor was the beneficial owner of shares of a Fund (or any of the other portfolios offered by Columbia or otherwise advised by Fleet or its affiliates) before December 1, 1995.

HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to CFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to CFS and may charge for this service.

Systematic Withdrawal Plan (SWP)(not available for Class R shares). If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

Telephone Redemptions. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

Checkwriting (in this section, the "Advisor" refers to Columbia Management Advisors, Inc. its capacity as the Advisor or Administrator of certain Funds) (Available only on the Class A shares of certain Funds)
Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CFS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

Non-Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

Information Applicable to Class G and Class T Shares
The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares.

Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

Information Applicable to Class T Shares Received by Former Galaxy Fund Retail A Shareholders in Connection with the Galaxy/Liberty Reorganization. Unless otherwise noted, Class T shares received by former Galaxy Fund Retail A shareholders in connection with the reorganizations are subject to a 1% CDSC if the Retail A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Retail A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

Class T Shares. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                     REALLOWANCE TO       REALLOWANCE TO
                                       DEALERS AS       DEALERS AS A % OF
                                     A % OF OFFERING      OFFERING PRICE
                                    PRICE PER SHARE -   PER SHARE - EQUITY
      AMOUNT OF TRANSACTION            BOND FUNDS              FUNDS
---------------------------------   -----------------   ------------------
Less than $50,000                                4.25                 5.00
$50,000 but less than $100,000                   3.75                 3.75
$100,000 but less than $250,000                  2.75                 2.75
$250,000 but less than $500,000                  2.00                 2.00
$500,000 but less than $1,000,000                1.75                 1.75
$1,000,000 and over                              0.00                 0.00

The appropriate reallowance to dealers will be paid by CFD to broker-dealer organizations which have entered into agreements with CFD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers pFundrchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the fFundnds or their shareholders, since it will be paid from the assets of Fleet's affiliates.

Information Applicable to Certain Class G Shares Received by Former Galaxy Fund Retail B Shareholders in Connection with the Galaxy/Liberty Reorganization. The following table describes the CDSC schedule applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                         5.00
Through second year                        4.00
Through third year                         3.00
Through fourth year                        3.00
Through fifth year                         2.00
Through sixth year                         1.00
Longer than six years                      None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares six years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE   SHARES ARE SOLD
-----------------------------   ---------------
Through first year                         5.50
Through second year                        5.00
Through third year                         4.00
Through fourth year                        3.00
Through fifth year                         2.00
Through sixth year                         1.00
Through the seventh year                   None
Longer than seven years                    None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

Class G Shares Purchased After the Galaxy/Liberty Reorganization. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CFD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CFD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CFD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates - (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

DISTRIBUTIONS
Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends (include Funds) will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends (exclude Funds) Columbia will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES
Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange. Shares of certain Funds are not available to residents of all states. Consult CFS before requesting an exchange.

By calling CFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CFS will require customary additional documentation. Prospectuses of the other Funds are available from the CFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CFS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History", the Fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

     Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

     Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Municipal Notes:
MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

          Prime-1 Highest Quality
          Prime-2 Higher Quality
          Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Conditional
A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Speculative-Grade Bond Ratings

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                   APPENDIX II
                                December 31, 2002

           SOURCE CATEGORY                          RETURN(%)

                                                   Total Return

CREDIT SUISSE FIRST BOSTON
   CSFB High Yield Index                                   3.11
   CSFB Leveraged Loan Index                               1.11

LEHMAN BROTHERS:
   Lehman General Obligation Index                         9.19
   Lehman Quality Intermediate Muni Bond Index             9.23
   Lehman 3-15 Year Blend                                  9.66

LIPPER, INC.
   AMEX Composite Index P                                 -2.74
   AMEX Computer Tech IX P                               -34.32
   AMEX Institutional IX P                               -24.34
   AMEX Major Market IX P                                -14.37
   Bse Sensex Index                                        3.52
   CAC 40: FFR IX P                                      -33.75
   CD Rate 1 Month Index Tr                                1.73
   CD Rate 3 Month Index Tr                                1.74
   CD Rate 6 Month Index Tr                                1.81
   Consumer Price Index                                    2.38
   DAX:DM IX TR                                          -43.94
   Dow Jones 65 Comp Av P                                -17.88
   Dow Jones Ind Average P                               -16.76
   Dow Jones Ind Dly Reinv                               -15.01
   Dow Jones Ind Mth Reinv                               -15.04
   Dow Jones Trans Av P                                  -12.50
   Dow Jones Trans Av Tr                                 -11.48
   Dow Jones Util Av P                                   -26.79
   Dow Jones Util Av Tr                                  -23.38
   Ft/S&P Act Wld Ex US IX                               -16.63
   Jakarta Composite Index                                 8.39
   Jasdaq Index:Yen P                                    -18.45
   Lehman 1-3 Govt/Cred Tr                                 6.28
   Lehman 1-3 Govt/Credit P                                1.12
   Lehman Aggregate Bd P                                   4.39
   Lehman Aggregate Bd Tr                                 10.25
   Lehman Cr Bd Int P                                      3.35
   Lehman Cr Bd Int Tr                                    10.14
   Lehman Govt Bd Int P                                    4.32
   Lehman Govt Bd Int Tr                                   9.64
   Lehman Govt Bd Long P                                  10.20
   Lehman Govt Bd Long Tr                                 16.99
   Lehman Govt Bd P                                        5.82
   Lehman Govt Bd Tr                                      11.50
   Lehman Govt/Cr Bd P                                     4.77
   Lehman Govt/Cr Bd Tr                                   11.04
   Lehman Govt/Cr Int P                                    3.86
   Lehman Govt/Cr Int Tr                                   9.84

   Lehman High Yield P                                   -10.17
   Lehman High Yield Tr                                   -1.41
   Lehman Muni 10 Yr IX P                                  5.02
   Lehman Muni 10 Yr IX Tr                                10.17
   Lehman Muni 3 Yr IX P                                   1.68
   Lehman Muni 3 Yr IX Tr                                  6.72
   Lehman Muni 5 Yr IX Tr                                  9.27
   Lehman Muni Bond IX P                                   4.34
   Lehman Muni Bond IX Tr                                  9.60
   ML 10+ Yr Treasury IX Tr                               16.77
   ML 100 Tech IX TR                                     -41.54
   ML 10Yr Strip TR Ix                                    21.00
   ML 1-10 YR CORP BD IX P                                 2.96
   ML 1-10 YR CORP BD IX TR                                9.82
   ML 1-3 Yr Muni IX P                                     0.50
   ML 1-3 Yr Muni IX Tr                                    4.96
   ML 1-3 Yr Treasury IX P                                 0.98
   ML 1-3 Yr Treasury IX Tr                                5.76
   ML 1-5 Yr Gv/Cp Bd IX P                                 2.43
   ML 1-5 Yr Gv/Cp Bd IX Tr                                7.91
   ML 15 Yr Mortgage IX P                                  4.02
   ML 15 Yr Mortgage IX Tr                                 9.28
   ML 1-5 Yr Treasury IX P                                 2.39
   ML 1-5 Yr Treasury IX Tr                                7.47
   ML 15+ Yr Treasury IX TR                               17.08
   ML 15Yr Strip TR IX                                    22.27
   ML 20Yr Strip TR IX                                    20.76
   ML 25Yr Strip TR IX                                    21.22
   ML 3 MO T-Bill IX Tr                                    1.78
   ML 3-5 Yr Govt IX P                                     5.57
   ML 3-5 Yr Govt IX Tr                                   11.22
   ML 3-7 Yr Muni IX Tr                                   10.10
   ML 5-10Yr Treasury IX TR                               13.76
   ML 5Yr strip TR IX                                     14.63
   ML 7-12 YR MUNI IX P                                    6.20
   ML 7-12 YR MUNI IX TR                                  11.46
   ML ALL CV EX ID IX                                     -3.87
   ML AUS GOVT IX TR                                      -9.39
   ML AUSTRIAN GOVT P                                     23.77
   ML AUSTRIAN GOVT TR                                    29.83
   ML BELGIAN GOVERNMENTS P                               23.19
   ML BELGIAN GOVTS TR                                    30.24
   ML Corp Master Index P                                  3.07
   ML Corp Master Index Tr                                10.17
   ML CV BD SPEC QUAL IX P                                -5.39
   ML CV BD SPEC QUAL IX TR                               -1.73
   ML DANISH GOVTS P                                      22.19
   ML DANISH GOVTS TR                                     29.37
   ML DUTCH GOVERNMENTS P                                 22.86
   ML DUTCH GOVTS TR                                      29.52
   ML EM BRADY BD IX                                       7.36
   ML EM EUR/MIDEAST AFR P                                13.44
   ML EM EUR/MIDEAST AFR TR                               22.81
   ML EM LATIN AMERICA P IX                               -3.79
   ML EM LATIN AMERICA TR                                  5.89
   ML EMG MKT ASIA P IX                                    7.49

   ML EMG MKT ASIA TR IX                                  17.64
   ML EMG MKT EU ME AFR P                                 16.18
   ML EMG MKT EU ME AFR TR                                26.45
   ML EMG MKT LATIN AM P IX                               -8.23
   ML EMG MKT LATIN AM TR                                  2.18
   ML EMU BROAD MARKET TR                                 28.84
   ML EMU BROAD MKT P IX                                  22.41
   ML EMU DIRECT GOVTS P IX                               22.83
   ML EMU DIRECT GOVTS TR                                 29.39
   ML EURO HIGH YIELD P IX                                 1.97
   ML EURO HIGH YIELD TR IX                               12.01
   ML FINNISH GOVTS P IX                                  22.65
   ML FINNISH GOVTS TR IX                                 29.51
   ML FRENCH GOVTS P IX                                   24.84
   ML FRENCH GOVTS TR IX                                  31.56
   ML GERMAN FED GOVTS P                                  22.68
   ML GERMAN FED GOVTS TR                                 28.83
   ML GLBL BOND INDEX TR IX                               16.06
   ML Glbl Govt Bond Inx P                                12.11
   ML Glbl Govt Bond Inx Tr                               17.05
   ML Glbl Gv Bond IX II P                                14.26
   ML Glbl Gv Bond IX II Tr                               19.54
   ML GLBL GVT BND IX II TR                               22.67
   ML GLOBAL BOND IX P                                    10.36
   ML GLOBAL EM SOV P IX                                  -1.87
   ML GLOBAL EM SOV TR IX                                 13.29
   ML GLOBAL HIGH YIELD P I                              -10.43
   ML GLOBAL HIGH YIELD TR                                -1.90
   ML Gov/ Corp Master IX T                               10.95
   ML Govt Master Index P                                  5.58
   ML Govt Master Index Tr                                11.30
   ML Govt/Corp Master IX P                                4.71
   ML HIGH YLD MASTER 2 P                                -10.41
   ML HIGH YLD MASTER 2 TR                                -1.89
   ML High Yld Master IX P                               -10.03
   ML High Yld Master IX Tr                               -1.14
   ML ITALIAN GOVTS P IX                                  22.67
   ML ITALIAN GOVTS TR IX                                 29.35
   ML JPN GOVT IX TR                                      76.13
   ML LA BRADY BD IX                                       0.34
   ML Master Muni IX Tr                                   10.73
   ML Mortgage Master IX P                                 4.10
   ML Mortgage Master IX Tr                                9.41
   ML MUNI 22-52 yr DUR TR                                10.70
   ML Muni 7-12 Dur TR IX                                 11.46
   ML Norwegian Govts P IX                                32.82
   ML Norwegian Govts TR IX                               40.99
   ML PAN-EURO GOVT IX                                    28.58
   ML Portugese Govts P IX                                23.40
   ML Portugese Govts TR IX                               29.79
   ML Spanish Govts P IX                                  23.28
   ML Spanish Govts TR IX                                 29.91
   ML Sterling Hi Yld P IX                               -10.79
   ML Sterling Hi Yld TR IX                               -2.56
   ML Swedish Govts P IX                                  24.74
   ML Swedish Govts TR IX                                 31.82

   ML Swiss Govts P IX                                    29.74
   ML Swiss Govts TR IX                                   34.73
   ML Treasury Master IX P                                 5.72
   ML Treasury Master IX Tr                               11.57
   ML UK Gilts P IX                                       14.79
   ML UK Gilts TR IX                                      21.87
   ML US CP/GV 10+ YR IX P                                 7.69
   ML US CP/GV 10+ YR IX TR                               14.96
   ML US DOM MASTER IX P                                   4.49
   ML US DOM MASTER IX TR                                 10.41
   MSCI AC Americas Free GD                              -22.32
   MSCI AC Americas Free ID                              -23.61
   MSCI AC ASIA FR DGD                                    -9.74
   MSCI AC ASIA FR DND                                    -9.91
   MSCI AC Asia Fr-Ja IX GD                               -8.33
   MSCI AC Asia Fr-Ja IX ID                              -10.19
   MSCI AC ASIA PAC FR DGD                                -8.34
   MSCI AC ASIA PAC FR DND                                -8.62
   MSCI AC ASIA PAC FR P IX                               -9.78
   MSCI AC Asia Pac Fr-J GD                               -5.11
   MSCI AC Asia Pac FR-J IX                               -7.57
   MSCI AC Asia Pac Fr-J ND                               -5.57
   MSCI AC Europe IX GD                                  -17.85
   MSCI AC Europe IX ID                                  -19.86
   MSCI AC Fe Free IX GD                                  -9.96
   MSCI AC Fe Free IX ID                                 -11.07
   MSCI AC Fe Fr-Ja IX GD                                 -9.23
   MSCI AC Fe Fr-Ja IX ID                                -11.05
   MSCI AC FE FR-JA IX ND                                 -9.37
   MSCI AC Pac Fr-Jpn IX GD                               -5.50
   MSCI AC Pac Fr-Jpn IX ID                               -7.96
   MSCI AC Pacific FR IX ID                               -9.93
   MSCI AC WLD FR VAL IX GD                              -18.95
   MSCI AC WLD FR-US GR DGD                              -14.73
   MSCI AC World Free IX GD                              -18.98
   MSCI AC World Free Ix ID                              -20.51
   MSCI AC World Free IX ND                              -19.32
   MSCI AC World Fr-USA GD                               -14.67
   MSCI AC World Fr-USA ID                               -16.53
   MSCI AC WRLD FR GR DGD                                -19.07
   MSCI AC Wrld Fr-Ja IX GD                              -19.78
   MSCI AC Wrld Fr-Ja IX ID                              -21.37
   MSCI AC WRLD FR-US V DGD                              -14.63
   MSCI Argentina IX GD                                  -50.55
   MSCI Argentina IX ID                                  -50.99
   MSCI Australia IX GD                                   -0.28
   MSCI Australia IX ID                                   -3.76
   MSCI Australia IX ND                                   -1.34
   MSCI Austria IX GD                                     17.28
   MSCI Austria IX ID                                     14.36
   MSCI Austria IX ND                                     16.55
   MSCI Belgium IX GD                                    -14.23
   MSCI Belgium IX ID                                    -17.15
   MSCI Belgium IX ND                                    -14.97
   MSCI BRAZIL FREE IX GD                                -30.65
   MSCI BRAZIL FREE IX ID                                -33.78

   MSCI Canada IX GD                                     -12.78
   MSCI Canada IX ID                                     -14.38
   MSCI Canada IX ND                                     -13.19
   MSCI Chile IX GD                                      -19.81
   MSCI Chile IX ID                                      -21.66
   MSCI China ID GD                                      -14.05
   MSCI China IX ID                                      -16.17
   MSCI China IX ND                                      -14.04
   MSCI Colombia IX GD                                    25.36
   MSCI Colombia IX ID                                    18.26
   MSCI Czech Rep IX GD                                   44.16
   MSCI Czech Rep IX ID                                   40.86
   MSCI Denmark IX GD                                    -15.63
   MSCI Denmark IX ID                                    -17.03
   MSCI Denmark IX ND                                    -16.03
   MSCI EAFE - JAPAN IX ND                               -17.39
   MSCI EAFE - UK IX GD                                  -15.98
   MSCI EAFE - UK IX ID                                  -17.58
   MSCI EAFE - UK IX ND                                  -16.36
   MSCI EAFE + Canada IX GD                              -15.51
   MSCI EAFE + Canada IX ID                              -17.36
   MSCI EAFE + Canada IX ND                              -15.80
   MSCI EAFE + EMF IX GD                                 -14.76
   MSCI EAFE + EMF IX ID                                 -16.63
   MSCI EAFE Fr IX ID                                    -17.52
   MSCI EAFE Fr IX ND                                    -15.94
   MSCI EAFE GDP Wt IX GD                                -15.57
   MSCI EAFE GDP Wt IX ID                                -17.30
   MSCI EAFE GDP Wt IX ND                                -15.90
   MSCI EAFE GROWTH IX GD                                -15.76
   MSCI EAFE GROWTH IX ID                                -17.49
   MSCI EAFE GROWTH IX ND                                -16.02
   MSCI EAFE IX GD                                       -15.66
   MSCI EAFE IX ID                                       -17.52
   MSCI EAFE IX ND                                       -15.94
   MSCI EAFE SM CAP IX ID                                 -9.58
   MSCI EAFE VALUE IX GD                                 -15.60
   MSCI EAFE VALUE IX ID                                 -17.59
   MSCI EAFE VALUE IX ND                                 -15.91
   MSCI EASEA IX GD                                      -17.08
   MSCI EASEA IX ID                                      -19.19
   MSCI EASEA IX ND                                      -17.39
   MSCI Em Eur/Mid East GD                                -7.88
   MSCI Em Eur/Mid East ID                                -9.07
   MSCI Em Europe IX GD                                    4.51
   MSCI Em Europe IX ID                                    2.88
   MSCI EMF Asia IX GD                                    -4.75
   MSCI EMF Asia IX ID                                    -6.25
   MSCI EMF Far East IX GD                                -5.75
   MSCI EMF Far East IX ID                                -7.14
   MSCI EMF Growth IX ID                                  -9.37
   MSCI EMF IX DND                                        -6.17
   MSCI EMF IX GD                                         -6.00
   MSCI EMF IX ID                                         -7.97
   MSCI EMF Latin Am IX GD                               -22.45
   MSCI EMF Latin Am IX ID                               -24.79

   MSCI EMF Latin Am IX ND                               -22.50
   MSCI EMF Value IX ID                                   -6.52
   MSCI EURO UNION GR IX GD                              -20.09
   MSCI Europe - UK IX GD                                -19.87
   MSCI Europe - UK IX ID                                -21.56
   MSCI Europe - UK IX ND                                -20.30
   MSCI Europe GDP Wt IX ID                              -20.11
   MSCI Europe Growth ND                                 -18.54
   MSCI Europe IX GD                                     -18.09
   MSCI Europe IX ID                                     -21.11
   MSCI Europe IX ND                                     -18.38
   MSCI European Union GD                                -19.10
   MSCI European Union ID                                -21.23
   MSCI EUROPEAN VL IX GD                                -17.98
   MSCI Far East Free IX ID                              -11.88
   MSCI Far East IX GD                                   -10.82
   MSCI Far East IX ID                                   -11.88
   MSCI Far East IX ND                                   -10.97
   MSCI Finland IX GD                                    -29.94
   MSCI Finland IX ID                                    -31.23
   MSCI Finland IX ND                                    -30.31
   MSCI France IX GD                                     -20.83
   MSCI France IX ID                                     -22.21
   MSCI France IX ND                                     -21.18
   MSCI Germany IX GD                                    -32.90
   MSCI Germany IX ID                                    -34.06
   MSCI Germany IX ND                                    -33.18
   MSCI Greece IX GD                                     -25.26
   MSCI Greece IX ID                                     -28.18
   MSCI Hong Kong IX GD                                  -17.79
   MSCI Hong Kong IX ID                                  -20.63
   MSCI Hongkong IX ND                                   -17.79
   MSCI Hungary IX GD                                     30.69
   MSCI Hungary IX ID                                     28.88
   MSCI India IX GD                                        8.37
   MSCI India IX ID                                        5.93
   MSCI Indonesia FR IX GD                                42.82
   MSCI Indonesia FR IX ID                                38.10
   MSCI Ireland IX ID                                    -28.07
   MSCI Israel Dom IX ID                                 -12.42
   MSCI Israel IX ID                                     -31.55
   MSCI Israel Non Dom Ixid                              -66.63
   MSCI Italy IX GD                                       -6.32
   MSCI Italy IX ID                                      -10.00
   MSCI Italy IX ND                                       -7.33
   MSCI JAPAN GROWTH IX GD                               -11.06
   MSCI Japan IX GD                                      -10.11
   MSCI Japan IX ID                                      -10.96
   MSCI Japan IX ND                                      -10.28
   MSCI Japan Sm Cap IX ND                                -5.18
   MSCI JAPAN VALUE IX GD                                 -8.96
   MSCI Jordan IX GD                                       4.52
   MSCI Jordan IX ID                                       2.53
   MSCI Kokusai IX GD                                    -20.43
   MSCI Kokusai IX ID                                    -22.01
   MSCI Kokusai IX ND                                    -20.79

   MSCI Korea IX GD                                        8.62
   MSCI Korea IX ID                                        7.43
   MSCI Malaysia Free Ix GD                               -0.66
   MSCI Malaysia Free IX ID                               -2.66
   MSCI Mexico Free IX GD                                -13.31
   MSCI Mexico Free IX ID                                -15.04
   MSCI N American G IX ID                               -23.51
   MSCI N American Vl IX ID                              -23.83
   MSCI Netherland IX GD                                 -20.26
   MSCI Netherland IX ID                                 -22.53
   MSCI Netherland IX ND                                 -20.83
   MSCI New Zealand IX GD                                 26.09
   MSCI New Zealand IX ID                                 20.03
   MSCI New Zealand IX ND                                 24.24
   MSCI Nordic IX GD                                     -25.42
   MSCI Nordic IX ID                                     -26.90
   MSCI Nordic IX ND                                     -25.84
   MSCI Norway IX GD                                      -6.67
   MSCI Norway IX ID                                      -9.02
   MSCI Norway IX ND                                      -7.26
   MSCI Nth Amer IX GD                                   -22.35
   MSCI Nth Amer IX ID                                   -23.62
   MSCI Nth Amer IX ND                                   -22.73
   MSCI Pac - Japan IX GD                                 -5.78
   MSCI Pac - Japan IX ID                                 -9.00
   MSCI Pac - Japan IX ND                                 -6.42
   MSCI PAC FREE GR IX GD                                 -9.20
   MSCI PAC FREE VL IX GD                                 -8.77
   MSCI PAC FR-JPN GR IX GD                               -3.34
   MSCI PAC FR-JPN VL IX GD                               -8.04
   MSCI Pacific Free Ix GD                                -9.01
   MSCI Pacific Free IX ID                               -10.43
   MSCI Pacific Fr-Jpn ID                                 -9.00
   MSCI Pacific IX GD                                     -9.01
   MSCI Pacific IX ID                                    -10.43
   MSCI Pacific IX ND                                     -9.29
   MSCI Pakistan IX GD                                   153.95
   MSCI Pakistan IX ID                                   122.38
   MSCI Peru IX GD                                        29.11
   MSCI Peru IX ID                                        25.42
   MSCI Philippines FR DG                                -28.98
   MSCI Philippines FR GD                                -30.48
   MSCI Portugal IX GD                                   -13.19
   MSCI Portugal IX ID                                   -15.48
   MSCI Russia IX GD                                      15.71
   MSCI Russia IX ID                                      13.87
   MSCI Singapore Fr IX GD                               -11.05
   MSCI Singapore Fr IX ID                               -13.09
   MSCI South Africa IX GD                                27.99
   MSCI South Africa IX ID                                23.26
   MSCI Spain IX GD                                      -14.93
   MSCI Spain IX ID                                      -16.88
   MSCI Spain IX ND                                      -15.29
   MSCI Sri Lanka IX GD                                   34.64
   MSCI Sri Lanka IX ID                                   29.76
   MSCI Sweden IX GD                                     -30.07

   MSCI Sweden IX ID                                     -31.47
   MSCI Sweden IX ND                                     -30.49
   MSCI Swtzrlnd IX GD                                    -9.96
   MSCI Swtzrlnd IX ID                                   -10.95
   MSCI Swtzrlnd IX ND                                   -10.31
   MSCI Taiwan IX GD                                     -24.45
   MSCI Taiwan IX ID                                     -25.38
   MSCI Thailand Free IX GD                               27.59
   MSCI Thailand Free IX ID                               24.32
   MSCI Turkey IX GD                                     -35.70
   MSCI Turkey IX ID                                     -36.49
   MSCI UK IX GD                                         -15.23
   MSCI UK IX ID                                         -17.77
   MSCI UK IX ND                                         -15.23
   MSCI USA IX GD                                        -22.71
   MSCI USA IX ID                                        -23.97
   MSCI USA IX ND                                        -23.09
   MSCI Venezuela IX GD                                  -15.82
   MSCI Venezuela IX ID                                  -18.57
   MSCI World - UK IX GD                                 -20.07
   MSCI World - UK IX ID                                 -21.46
   MSCI World - UK IX ND                                 -20.45
   MSCI World - USA IX GD                                -15.51
   MSCI World - USA IX ID                                -17.36
   MSCI World - USA IX ND                                -15.80
   MSCI World Free IX ND                                 -19.89
   MSCI World GDP Wt IX ID                               -20.26
   MSCI WORLD GROWTH IX ID                               -20.93
   MSCI World IX Free ID                                 -21.06
   MSCI World IX GD                                      -19.54
   MSCI World IX ID                                      -21.06
   MSCI World IX ND                                      -19.89
   MSCI WORLD IX SC DGD IX                               -15.69
   MSCI WORLD IX SC DND IX                               -16.01
   MSCI WORLD IX VALUE                                   -19.55
   MSCI WORLD VALUE IX ID                                -21.25
   MSCI WORLD-USA GR IX GD                               -15.46
   MSCI World-USA VL IX GD                               -15.59
   MSCI Wrld - Austrl IX GD                              -19.85
   MSCI Wrld - Austrl IX ID                              -21.33
   MSCI Wrld - Austrl IX ND                              -20.18
   MSCI WRLD CON DISC ID                                 -23.19
   MSCI WRLD CON STAPLES ID                               -4.82
   MSCI WRLD ENERGY ID                                    -8.38
   MSCI WRLD EX USA SC GD                                 -7.05
   MSCI WRLD EX USA SC ID                                 -9.11
   MSCI WRLD EX USA SC ND                                 -7.42
   MSCI WRLD FINANCIALS GD                               -15.93
   MSCI WRLD FINANCIALS ID                               -18.00
   MSCI WRLD FREE GR DGD IX                              -19.61
   MSCI WRLD HEALTHCARE GD                               -17.68
   MSCI WRLD HEALTHCARE ID                               -18.88
   MSCI WRLD INDUSTRIALS ID                              -23.53
   MSCI WRLD INFO TECH GD                                -38.58
   MSCI WRLD INFO TECH ID                                -38.80
   MSCI WRLD MATERIALS ID                                 -6.34

   MSCI WRLD TECH HDWR GD                                -40.52
   MSCI WRLD TECH HDWR ID                                -40.78
   MSCI WRLD TELECOM GD                                  -28.54
   MSCI WRLD TELECOM ID                                  -30.37
   MSCI WRLD UTILITIES ID                                -18.63
   NASDAQ 100 IX P                                       -37.58
   NASDAQ Bank IX P                                        4.52
   NASDAQ Composite IX P                                 -31.53
   NASDAQ Industrial IX P                                -25.88
   NASDAQ Insurance IX P                                  -1.84
   NASDAQ Natl Mkt Cmp IX                                -31.71
   NASDAQ Natl Mkt Ind IX                                -26.05
   NASDAQ Transport IX P                                   0.99
   Nikkei 225 Avg:Yen P                                  -18.63
   NYSE Composite P                                      -19.83
   NYSE Finance IX P                                     -14.02
   NYSE Industrials IX P                                 -20.63
   NYSE Transportation IX                                 -9.80
   NYSE Utilities IX P                                   -29.34
   Philippines Composite IX                                 N/A
   PSE Technology IX P                                   -33.33
   Russell 1000 Grow Ix                                  -28.58
   Russell 1000 Grow IX Tr                               -27.88
   Russell 1000 IX P                                     -22.94
   Russell 1000 IX Tr                                    -21.65
   Russell 1000 Value Ix                                 -17.48
   Russell 1000 Value IX Tr                              -15.52
   Russell 2000 Grow Ix                                  -30.69
   Russell 2000 Grow IX Tr                               -30.26
   Russell 2000 IX P                                     -21.58
   Russell 2000 IX Tr                                    -20.48
   Russell 2000 Value Ix                                 -13.24
   Russell 2000 Value IX Tr                              -11.43
   RUSSELL 2500 GROW IX P                                -29.45
   RUSSELL 2500 GROW IX TR                               -29.09
   RUSSELL 2500 IX P                                     -18.99
   RUSSELL 2500 IX TR                                    -17.80
   RUSSELL 2500 VALUE IX P                               -11.77
   RUSSELL 2500 VALUE IX TR                               -9.87
   RUSSELL 3000 GROW IX P                                -28.71
   RUSSELL 3000 GROW IX TR                               -28.03
   Russell 3000 IX P                                     -22.81
   Russell 3000 IX Tr                                    -21.54
   RUSSELL 3000 VALUE IX P                               -17.13
   RUSSELL 3000 VALUE IX TR                              -15.18
   RUSSELL MDCP VALUE IX P                               -11.68
   RUSSELL MDCP VALUE IX TR                               -9.64
   Russell Midcap G IX TR                                -27.41
   RUSSELL MIDCAP GR IX P                                -27.67
   RUSSELL MIDCAP IX P                                   -17.47
   RUSSELL MIDCAP IX TR                                  -16.19
   RUSSELL SMCP CMPT GRO P                               -30.24
   RUSSELL SMCP CMPT GRO TR                              -29.95
   RUSSELL SMCP CMPT IX P                                -21.30
   RUSSELL SMCP CMPT IX TR                               -20.23
   RUSSELL SMCP CMPT VAL IX                              -11.54

   RUSSELL SMCP CMPT VAL P                               -13.39
   RUSSELL TOP 200 GRO IX P                              -28.76
   RUSSELL TOP 200 GROW  IX                              -27.98
   RUSSELL TOP 200 IX P                                  -24.64
   RUSSELL TOP 200 IX TR                                 -23.36
   RUSSELL TOP 200 VAL IX P                              -19.93
   RUSSELL TOP 200 VALUE IX                              -18.02
   S & P 100 Index TR                                    -23.88
   S & P 1500 HC IX P                                    -20.01
   S & P 500 Daily Reinv                                 -22.10
   S & P 500 Index P                                     -23.37
   S & P 500 Mnthly Reinv                                -22.09
   S & P 500/BARRA G IX TR                               -23.59
   S & P 500/BARRA V IX TR                               -20.85
   S & P 600 Index P                                     -15.32
   S & P 600 Index Tr                                    -14.63
   S & P Financial IX P                                  -16.42
   S & P Financial IX Tr                                 -14.64
   S & P Industrial IX Tr                                -26.34
   S & P Industrials P                                   -24.55
   S & P MC 400/BARRA G TR                               -19.17
   S & P MC 400/BARRA V TR                               -10.10
   S & P Midcap 400 IX P                                 -15.45
   S & P Midcap 400 IX Tr                                -14.51
   S & P Reit Equity Index                                -2.93
   S & P SC 600/BARRA G TR                               -15.36
   S & P SC 600/BARRA V TR                               -14.47
   S & P Transport Index P                               -13.72
   S & P Utility Index P                                 -32.99
   S & P Utility Index Tr                                -29.99
   SB Cr-Hdg Nn-US Wd IX Tr                                6.85
   SB Cr-Hdg Wd Gv Bd IX Tr                                7.97
   SB Non-US Wd Gv Bd IX Tr                               21.99
   SB Wd Gv Bd:Austrl IX Tr                               20.50
   SB Wd Gv Bd:Germny IX Tr                               28.52
   SB Wd Gv Bd:Japan IX Tr                                13.96
   SB Wd Gv Bd:UK IX Tr                                   21.09
   SB Wd Gv Bd:US IX Tr                                   11.64
   SB World Govt Bond IX Tr                               19.49
   Straits Times Index                                   -17.40
   SWISS PERF:SFR IX TR                                  -25.95
   TAIWAN SE:T$ IX P                                     -22.78
   T-Bill 1 Year Index Tr                                  1.63
   T-BILL 3 MO DAILY TR  IX                                3.29
   T-Bill 3 Month Index Tr                                 1.59
   T-Bill 6 Month Index Tr                                 1.66
   Thailand Set Index                                     17.32
   TOKYO 2ND SCT:YEN IX P                                -12.79
   TOKYO SE(TOPIX):YEN IX P                              -18.30
   TORONTO 300:C$ IX P                                   -13.97
   TORONTO SE 35:C$ IX P                                 -18.93
   Value Line Cmp IX-Arth                                -17.11
   Value Line Cmp IX-Geom                                -28.57
   Value Line Industrl IX                                -29.78
   Value Line Railroad IX                                 -8.98
   Value Line Utilties IX                                -31.60

MERRILL LYNCH:
   ML Intermediate BB Index                               -2.39
   ML U.S. High Yield Cash Pay Index                      -1.14

THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST:
   Real Estate Investment Trust Index                      3.81

SALOMON SMITH BARNEY:
   SSB World Ex U.S. Cap Range $2-$10 Billion             -9.18
   SSB EMI Global Ex U.S.                                 -6.89
   Salomon 30 Year Benchmark                              16.16
   SBGI Bond U.S. Treasury Index                          11.64

Each Russell Index listed above is a trademark/service mark of the Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

*in US currency

APPENDIX A

                   Columbia Management Advisors, Inc. ("CMA")
                      Proxy Voting Policies and Procedures
               Adopted July 1, 2003 and revised February 11, 2004

POLICY:

All proxies for client securities for which Columbia Management Advisors, Inc. ("CMA") has been granted authority to vote shall be voted in a manner considered to be in the best interests of CMA's clients, including the CMG Family Funds/1/ and their shareholders without regard to any benefit to CMA or its affiliates. CMA shall examine each proposal and vote against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. In addition, CMA shall examine each proposal and vote the securities held on behalf of a client against the proposal, if, in its judgment, the proposal would be expected to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs.

CMA addresses potential material conflicts of interest by having a predetermined voting policy. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined policy, the Proxy Committee will determine the vote in the best interest of CMA's clients, without consideration of any benefit to CMA, its affiliates or its other clients.

OVERVIEW:

CMA's policy is based upon its fiduciary obligation to act in its clients' best interests. In addition, the SEC recently adopted rules under the Investment Company Act of 1940 and the Investment Advisers Act of 1940. These rules impose obligations with respect to proxy voting on investment advisers and investment companies.

PROCEDURES:

I.   ACCOUNT POLICIES

Except as otherwise directed by the client, CMA shall vote as follows:

________________
/1/ A CMG Family Fund or a Fund is a registered investment company or series of a registered investment company managed or advised by Columbia Management Advisors, Inc.

Separately Managed Accounts
CMA shall vote proxies on securities held in its separately managed accounts.

Columbia Trust Company (CTC) Trust Pools
CMA shall vote proxies on securities held in the trust pools.

CMG Family Funds/CMA Fund Trust
CMA shall vote proxies on securities held in the Funds, including multi-managed and subadvised Funds.

Columbia Private Portfolio
CMA shall vote proxies on securities held in its separately managed accounts.

II.  PROXY COMMITTEE

CMA shall establish a Proxy Committee whose standing members shall include the heads of active equity and equity research, as well as representatives from fund administration, compliance and legal. Each portfolio manager (or sub-adviser) of a fund or account which holds securities of an issuer having a shareholder meeting, as well as the head of the asset class for which the security was selected, shall be an ad hoc member of the Proxy Committee in connection with the vote of proxies for the meeting.

The Proxy Committee's functions shall include, in part,

          (a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined policy provided in the Voting Guidelines in III (A) below or which proposals require special consideration under III
               (B) below,

          (b) semi-annual review of this Proxy Voting Policy and Procedure to ensure consistency with internal policies and regulatory agency policies,

          (c) semi-annual review of existing Voting Guidelines and development of additional Voting Guidelines to assist in the review of proxy proposals, and

          (d) development and modification of Voting Procedures as it deems appropriate or necessary.

In determining the vote of any proposal for which it has responsibility, the Proxy Committee shall consider whether the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. In addition, the Proxy Committee shall examine the proposal and vote the securities held on behalf of a client against the proposal, if, in its judgment, the proposal would be expected to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs.

In determining the vote on any proposal, the Proxy Committee shall not consider any benefit to CMA, any of its affiliates, any of its or its affiliates' clients, or of its customers or service providers, other than benefits to the owner of the securities to be voted.

The Proxy Committee shall create a charter, which shall be consistent with this policy and procedure. The charter shall set forth the Committee's purpose, membership and operation. The charter shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal, e.g., is a portfolio manager for an account of the issuer.

III. VOTING GUIDELINES

In general, proposals which are designed to either dissuade or preclude the acquisition and/or merger of one corporate entity by/with another, or have the effect of diluting the value of the existing shares outstanding, or reduce the shareholders' power over any company actions will be rejected.

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1.   Matters Relating to the Board of Directors/Corporate Governance

     CMA generally will vote FOR:

       . Proposals for the election of directors or for an increase or decrease in the number of directors provided that a majority of directors would be independent.

          However, CMA generally will WITHHOLD votes for one or more director nominees if: (i) the board as proposed to be constituted would not have a majority of independent directors; or (ii) the board does not have nominating, audit and compensation committees comprised solely of independent directors.

          On a CASE BY CASE basis, CMA may withhold votes for a director nominee who has failed to observe good corporate governance practices or, through specific action or inaction, has demonstrated a disregard for the interests of shareholders.

       . Proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission ("SEC") and the New York Stock Exchange. At least one member of the Audit Committee must qualify as a "financial expert" within the definition set forth in rules of the SEC.

       .  Proposals to declassify boards.

       . Proposals to indemnify the board of directors through self-insurance plans or the purchase of insurance (though it is not the intent to eliminate director responsibility for negligence or breaches of fiduciary duty).

       . Proposals to create or eliminate positions or titles for senior management, though CMA prefers that the role of Chairman of the Board and CEO be held by different persons. (In evaluating such proposals, CMA will consider the size of the company and the nature of the shareholder base).

       . Proposals for the annual appointment or approval of independent corporate auditors. An auditor will usually be thought of as independent unless the auditor receives more than 50% of its revenues from non-audit activities from the company and its affiliates.

       . Proposals that restore shareholder ability to remove directors with or without cause.

       .  Proposals that encourage directors to own a minimum amount of stock.

       . Proposals to permit shareholders to elect directors to fill board vacancies.

       .  Proposals for the company to adopt confidential voting.

     CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

     CMA generally will vote AGAINST:

       .  Proposals to classify boards.

       . Proposals that give management the ability to alter the size of the board without shareholder approval.

       . Proposals that provide directors may be removed only by supermajority vote.

       . Proposals which allow more than one vote per share in the election of directors.

       . Proposals that provide only continuing directors may elect replacements to fill board vacancies.

       . Shareholder proposals that mandate a minimum amount of stock that directors must own.

       .  Shareholder proposals to limit the tenure of outside directors.

2.   Compensation

     CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans, or thrift plans) if they are consistent with business practice. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares of expired options) exceed 10% of the currently outstanding shares overall or 3% for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interests of the clients. CMA requires management to provide substantial justification for the repricing of options.

     CMA generally will vote FOR:

       . Shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted to shareholder ratification.

       .  Shareholder proposals asking a company to expense stock options.

       .  Shareholder proposals to put option repricings to a shareholder vote.

       . Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no loess than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

     CMA generally will vote AGAINST:

       . Stock option plans that permit issuance of options with an exercise price below the stock's current market price.

3.   Capitalization

     CMA generally will vote FOR:

       . Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover action or the proposal increases the authorization by more than 50% without a clear need presented by the company.

       . Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

       . Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

       .  Proposals to reduce or change the par value of common stock.

       . Proposals to create blank check preferred stock (i.e., with unspecified voting, conversion, dividend distribution and other rights), as long as the company expressly states that the stock will not be used as an anti-takeover defense.

     CMA generally will vote AGAINST:

       . Proposals to create a new class of common stock with supermajority voting rights (i.e., dual class stock).

4.   Mergers, Restructurings and Other Transactions

     CMA will review, on a CASE BY CASE basis, business transactions such as mergers, acquisitions, asset sales, reorganizations, liquidations, spinoffs and other transactions.

5.   Anti-Takeover Measures

     CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

     Poison Pills

       . CMA will vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

       . CMA generally votes FOR shareholder proposals to redeem a poison pill and AGAINST management proposals to ratify a poison pill.

     Greenmail

       . CMA will vote FOR proposals to adopt anti-greenmail charter or by law amendments or otherwise restrict a company's ability to make greenmail payments.

     Supermajority vote

       . CMA will vote AGAINST management proposals to require a supermajority shareholder vote to approve any proxy proposal, in particular, proposals to approve mergers and other significant corporate transactions.

       . CMA will vote FOR shareholder proposals to lower supermajority vote requirements.

6.   Other Business Matters

     CMA generally will vote FOR

       . Proposals to approve the minutes of a prior meeting, or to change the date, location or time of the annual meeting.

       . Bylaw or charter changes that are of a housekeeping nature (updates or corrections).

       .  Proposals to approve a change in the company's name.

       . Proposals to change the location of the company's principal place of business, provided the purpose is not to reduce the scope of adequate regulatory or financial supervision.

       . Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

       . Proposals that endorse the recruitment, development and promotion of personnel on a non-discriminatory merit basis, regardless of race, creed, color or gender.

     CMA generally will vote AGAINST:

       . Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

       . Authorization to transact other unidentified, substantive business at a meeting.

       . Proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

       . Proposals authorizing the company's board of directors to adopt, amend or repeal bylaws without shareholder approval.

       .  Proposals to vote unmarked proxies in favor of management.

B.   Ability to Vote Proxies Other than as Provided in A Above.

A Portfolio Manager, sub-adviser or other party involved with a client's or Fund's account may conclude that the interest of the client or Fund requires that a proxy be voted on a proposal in a manner that differs from the predetermined proxy voting policy. In this situation, he or she shall request that the Proxy Committee consider voting the proxy on the proposal other than according to the predetermined policy provided in III (A) above. If any person (or entity) requests the Proxy Committee (or any of its members) to vote a proxy other than according to the predetermined policy, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders.

The Proxy Committee may vary from the predetermined policy if it determines that voting on the proposal according to the predetermined policy would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs. In determining the vote on any proposal, the Proxy Committee shall not consider any benefit other than benefits to the owner of the securities to be voted.

C.   Proposals Requiring Special Consideration

The following proposals require individual, special consideration. The Proxy Committee will determine how proxies related to each of these proposals will be voted. The Proxy Committee shall determine to vote against any such proposal which would be expected to impact adversely the current or potential market value of the issuer's securities or to effect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In the event a client believes that its other interests require a different vote, CMA shall vote as the client instructs In determining the vote on any proposal, the Proxy Committee shall not consider any benefit other than benefits to the owner of the securities to be voted.

          1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Guideline, which will be incorporated into this Proxy Voting Policy and Procedures.

          2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by Institutional Shareholder Services, Inc. ("ISS").

          3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

          4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. Proposals for these securities shall be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with these Proxy Voting Guidelines.

          5. Proxies of Investment Company Shares. Proposals on issues other than those specified above under III (A), e.g., election of directors, selection of accountants.

          6. Shareholder Proposals. Shareholder proposals that are not covered by III (A) above will be reviewed individually.

          7. Executive/Director Compensation. Except as provided in III (A), proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

          8. Pre-Emptive Rights. Proposals to create or eliminate pre-emptive rights. In evaluating proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

If any person (or entity) requests that the Proxy Committee (or any of its members) vote a proxy in a specific manner, that person shall furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's (or entity's) relationship with the party proposing the matter to shareholders.

IV.  VOTING PROCEDURES

The Proxy Committee has developed the following procedures to assist in the voting of proxies according to the Voting Guidelines set forth in Section III above. The Proxy Committee may revise these procedures from time to time, as it deems appropriate or necessary to effect the purposes of this Policy and Procedures.

  . CMA shall use Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS shall provide proxy analysis and record keeping services.

  . On a daily basis CMA shall send to ISS a holdings file detailing each equity holding held in an account advised by CMA. Information on equity holdings for the international portfolio shall be sent weekly.

  . ISS shall receive proxy material information from Proxy Edge or the custodian bank for the account. This shall include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS shall then reconcile information it receives from CMA with that it has received from Proxy Edge and custodian banks. Any discrepancies shall be noted and resolved by ISS.

  . Whenever a vote is solicited, ISS shall send CMA a request to vote over a secure website. CMA personnel shall check this website daily. The request shall be accompanied by a recommended vote. The recommended vote shall be based upon CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section III. CMA shall promptly provide ISS with any amendments or modifications to the Guidelines. CMA shall return a final instruction to vote to ISS, which ISS shall record with Proxy Edge or the custodian bank as our agent.

  . ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients CMA shall receive a report from ISS detailing CMA's voting for the previous period.

  . Each time that ISS shall send CMA a request to vote the request shall be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS shall vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of a client requires another vote or the proposal is a matter on which the Proxy Committee has discretion under Section III.C. In such situations ISS shall vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or "Socially Responsible " clients may impact a proposal that normally should be voted in a certain way. ISS shall inform CMA of all proposals having impact on its Taft Hartley and or "Socially Responsible " clients. The Proxy Voting Committee shall be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

Trust VIII: Columbia Intermediate Bond Fund
-------------------------------------------

PART C.   OTHER INFORMATION

ITEM 23.  EXHIBITS
          Columbia Intermediate Bond Fund (formerly know as Liberty Intermediate Bond Fund)[Note: As used herein, the term "PEA" refers to a post-effective amendment to the Registration Statement of the Registrant on Form N-1A under the Securities Act of 1933, No. 33-02633.]

(a) Amended and Restated Declaration of Trust dated July 28, 2000. (Exhibit to PEA #41)*

(a)(1) Amendment to the Amended and Restated Declaration of Trust dated September 15, 2003. (Exhibit (a)(1) to PEA #48)*

(b)(1) By-Laws of Registrant as amended through 2/3/93. (Exhibit 2 to PEA #29.)*
   (2) Amendment to By-Laws dated 2/4/98. (Exhibit 2(b) to PEA #38.)*
   (3) Amendment to By-Laws dated 2/8/00. (Exhibit (b)(3) to PEA #42.)*
   (4) Amendment to By-Laws dated 9/28/00. (Exhibit (b)(4) to PEA #42.)*
   (5) Amendment to By-Laws dated 6/20/01. (Exhibit (b)(5) to PEA #43.)*

(d) Management Agreement between Registrant and Columbia Management Advisors, Inc. dated November 1, 2003. (Exhibit (d) to PEA #48)*

(e) Underwriting Agreement between Registrant and Columbia Funds Distributor, Inc. dated November 1, 2003 - filed as Exhibit (e)(1) in Part C, Item 23 of Post-Effective Amendment No. 84 to the Registration Statement on Form N-1A of Columbia Funds Trust XI (File Nos. 33-11351 and 811-4978), filed with the Commission on or about January 28, 2004, and is hereby incorporated by reference and made a part of this Registration Statement.

(f)    None.

(g)(1) Custodian Contract between Registrant and State Street Corporation (formerly known as State Street Bank and Trust Company) dated October 10, 2001 - filed as Exhibit (g) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Columbia Funds Trust II (filed under former name Liberty Funds Trust II) (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement.

   (2) Appendix A to the Custodian Contract between the Registrant and State Street Corporation (formerly known as State Street Bank and Trust Company) filed as Exhibit (j)(2) in Part C, Item 24(2) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-2A of Columbia Floating Rate Fund (File Nos. 333-51466 and 811-08953), filed with the Commission on or about December 16, 2003, and is hereby incorporated by reference and made a part of this Registration Statement.

(h)(1) Administrative Agreement between Registrant and Columbia Management dated November 1, 2003. (Exhibit (h)(1) to PEA #48)*

(2)    Amended and Restated Accounting and Bookkeeping Agreement between the

       Registrant and Columbia Management Advisors, Inc. dated November 1, 2003

   (3) Schedule A to Amended and Restated Accounting and Bookkeeping Agreement between the Registrant and Columbia Management Advisors, Inc. dated November 1, 2003.

   (4) Appendix 1 to Amended and Restated Accounting and Bookkeeping Agreement between the Registrant and Columbia Management Advisors, Inc. dated November 1, 2003.

   (5) Amended and Restated Agency Agreement between Registrant and Columbia Funds Services, Inc. dated November 1, 2003 - filed as Exhibit (h)(i) in Part C, Item 23 of Post-Effective Amendment No. 84 to the registration Statement on Form N-1A of Columbia Funds Trust XI (File Nos. 33-11351 and 811-4978), filed with the Commission on or about January 25, 2004, and is hereby incorporated by reference and made a part of this Registration Statement.

   (6) Administrative Services Plan adopted by Registrant on February 10, 2004.

   (7) Amended and Restated Credit Agreement with Bank of America dated April 29, 1996, Amendment and Restatement as of April 25, 2003 - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Columbia Funds Trust V (filed under former name Liberty Funds Trust V) (File Nos. 33-12109 and 811-5030), filed with the Commission on or about May 28, 2003 and is hereby incorporated by reference and made part of this Registration Statement

(i)(1) Opinions and Consents of Ropes & Gray. (Exhibit 10(a) to PEA #29.)*
   (2) Opinions and consents of Bell, Boyd & Lloyd with respect to Columbia Intermediate Bond Fund (formerly known as SteinRoe Intermediate Bond
       Fund) (Exhibit 10(b)to PEA #29.)*

(j)(1) Consent of Independent Accountants.(1)
   (2) Consent of Morningstar, Inc. (Exhibit 11(b) to PEA #29.)*

(k)    None.

(l)    Not Applicable.

(m) Rule 12b-1 Distribution Plan dated August 3, 1999 as Amended and Restated on June 19, 2001, July 1, 2002, November 4, 2002, November 1, 2003 and on February 13, 2004.

(m)(1) Appendix 1 to Rule 12b-1 Distribution Plan.

(n) Rule 18f-3 Plan, amended and restated as of November 1, 2002 and February 17, 2004.

(o)    Not Applicable.

(p) Code of Ethics of Columbia Management Group, as revised November 14, 2003 filed as Exhibit (r) in Part C, Item 24 of Post-Effective Amendment No.

       6 to the Registration Statement on Form N-2A of Columbia Floating Rate Fund (File Nos. 333-51466 and 811-08953), filed with the Commission on or about December 16, 2003, and is hereby incorporated by reference and made a part of this Registration Statement.

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Patrick J. Simpson, Thomas E. Stitzel, Thomas C. Theobald, Anne-Lee Verville and Richard L. Woolworth - filed in Part C, Item 24(2) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-2 of Columbia Floating Rate Fund (File Nos. 333-51466 and 811-08953), filed with the Commission on or about December 16, 2003, and is hereby incorporated by reference and made a part of this Registration Statement

*Incorporated by reference.
(1) To be filed by Amendment.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 25.  INDEMNIFICATION.

Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit
(a)), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Unless otherwise permitted under the 1940 Act, (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article Tenth also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by the adviser, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Pursuant to the indemnification agreement among the Registrant, its transfer agent and its investment adviser, the Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers and employees are indemnified by Registrant's investment adviser against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of the investment adviser that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of the investment adviser.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Information regarding the businesses of Columbia Management Advisors, Inc. and its officers and directors is set forth in the Prospectus and in the Statement of Additional Information and is incorporated herein by reference.

ITEM 27.  PRINCIPAL UNDERWRITERS.

(a) Columbia Funds Distributor, Inc. (CFDI), a subsidiary of Columbia Management Advisors, Inc., is the Registrant's principal underwriter. CFDI acts in such capacity for each series of Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII,Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Columbia Funds Trust VIII, Columbia Funds Trust IX, Columbia Funds Trust XI, Columbia Floating Rate Fund, Columbia Institutional Floating Rate Income Fund, Columbia Acorn Trust, Galaxy Fund and for Columbia Balanced Fund, Columbia Common Stock Fund, Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Columbia Growth Fund, Columbia High Yield

       Fund, Columbia International Stock Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Strategic Investor Fund and Columbia Technology Fund.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

      (1)                         (2)                        (3)
Name and Principal        Position and Offices          Positions and
Business Address*      with Principal Underwriter  Offices with Registrant
---------------------  --------------------------  -----------------------
Ahmed, Yakob                   V.P.                        None
Aldi, Andrew                   V.P.                        None
Anderson, Judith               V.P.                        None
Antone, Lewis E.               V.P.                        Asst. Secretary
Ash, James                     V.P.                        None
Babbitt, Debra                 Sr. V.P. and                None
                               Comp. Officer
Banks, Keith                   Director                    None
Ballou, Rick                   Sr. V.P.                    None
Bartlett, John                 Managing Director           None
Blakeslee, James               Sr. V.P.                    None
Blumenfeld, Alexander          V.P.                        None
Bozek, James                   Sr. V.P.                    None
Brown, Beth                    Sr. V.P.                    None
Claiborne, Doug                V.P.                        None
Climer, Quentin                V.P.                        None
Conley, Brook                  V.P.                        None
Cook, Edward                   V.P.                        None
Denny, Jeffrey                 V.P.                        None
Desilets, Marian               V.P.                        Asst. Sec
Devaney, James                 Sr. V.P.                    None
DiMaio, Stephen                V.P.                        None
Doyle, Matthew                 V.P.                        None

Emerson, Kim P.                Sr. V.P.                    None
Evans, C. Frazier              Managing Director           None
Feldman, David                 Managing Director           None
Feloney, Joseph                Sr. V.P.                    None
Ferullo, Jeanne                V.P.                        None
Fisher, James                  V.P.                        None
Ford, David                    V.P.                        None
Fragasso, Philip               Managing Director           None
Gentile, Russell               V.P.                        None
Goldberg, Matthew              Sr. V.P.                    None
Grace, Anthony                 V.P.                        None
Gubala, Jeffrey                V.P.                        None
Guenard, Brian                 V.P.                        None
Helwig, Kevin                  V.P.                        None
Hodgkins, Joseph               Sr. V.P.                    None
Hussey, Robert                 Managing Director           None
Iudice, Jr., Philip            Treasurer and CFO           None
Jarstfer, Marlys               V.P.                        None
Jones, Cynthia                 V.P.                        None
Kelley, Terry M.               V.P.                        None
Lynch, Andrew                  Managing Director           None
Lynn, Jerry                    V.P.                        None
Marcelonis, Sheila             V.P.                        None
Martin, Peter                  Sr. V.P.                    None
McCombs, Gregory               Sr. V.P.                    None
Menchin, Catherine             Sr. V.P.                    None
Miller, Anthony                V.P.                        None
Miller, Greg                   V.P.                        None

Moberly, Ann R.                Sr. V.P.                    None
Morse, Jonathan                V.P.                        None
Nickodemus, Paul               V.P.                        None
Owen, Stephanie                V.P.                        None
Palombo, Joseph R.             Director and Chief          Trustee/Director
                               Operating Officer           and President
Penitsch, Marilyn              V.P.                        None
Piken, Keith                   Sr. V.P.                    None
Ratto, Gregory                 V.P.                        None
Reed, Christopher B.           Sr. V.P.                    None
Ross, Gary                     Sr. V.P.                    None
Santosuosso, Louise            Sr. V.P.                    None
Schug, Derek                   V.P.                        None
Schulman, David                Sr. V.P.                    None
Scully-Power, Adam             V.P.                        None
Sellers, Gregory               V.P.                        None
Shea, Terence                  V.P.                        None
Sideropoulos, Lou              Sr. V.P.                    None
Sinatra, Peter                 V.P.                        None
Soester, Trisha                V.P.                        None
Sprieck, Susan                 V.P.                        None
Studer, Eric                   V.P.                        None
Sullivan, Paul                 V.P.                        None
Tambone, James                 CEO; Co-President;          None
                               Director
Tasiopoulos, Lou               Co-President;               None
                               Director
Wagner, Rebecca                V.P.                        None
Waldron, Thomas                V.P.                        None
Walsh, Brian                   V.P.                        None

Wess, Valerie                  Sr. V.P.                    None
Yates, Susan                   V.P.                        None

----------
* The address for each individual is One Financial Center, Boston, MA 02111.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Person maintaining physical possession of accounts, books and other documents required to be maintained by section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary, Registrant's investment advisor, Columbia Management Advisors, Inc., Registrant's principal underwriter, Columbia Funds Distributor, Inc., Registrant's transfer and dividend disbursing agent, Columbia Funds Services, Inc. and the Registrant's custodian, State Street Corporation. The address for each person except the Registrant's investment advisor and custodian is One Financial Center, Boston, MA 02111-2621. The Registrant's investment advisor's address is 100 Federal Street, Boston, MA 02110. The Registrant's custodian's address is 2 Avenue de Lafayette, Boston, MA 02111-2900.

ITEM 29.  MANAGEMENT SERVICES.

None.

ITEM 30.  UNDERTAKINGS.

Not Applicable.

                               ******************

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Columbia Funds Trust VIII (formerly known as Liberty-Stein Roe Funds Income Trust) is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Trust VIII (formerly known as Liberty-Stein Roe Funds Income Trust), has duly caused this Post-Effective Amendment No. 49 to its Registration Statement under the Securities Act of 1933 and Amendment No. 50 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 25th day of February, 2004.


                                        COLUMBIA FUNDS TRUST VIII


                                        By  /s/ JOSEPH R. PALOMBO
                                                Joseph R. Palombo
                                                President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated:

      Signatures                      Title                        Date
------------------------     -------------------------     ---------------------
/s/ JOSEPH R. PALOMBO        President,
------------------------     (chief executive officer)     February 25, 2004
    Joseph R. Palombo


/s/ J.KEVIN CONNAUGHTON      Treasurer, officer
------------------------     (principal financial          February 25, 2004
                             officer)
    J.Kevin Connaughton


                             Controller and Chief
/s/ VICKI L. BENJAMIN        Accounting, officer
------------------------     (principal accounting         February 25, 2004
                             officer)
    Vicki L. Benjamin


DOUGLAS A. HACKER*
------------------------             Trustee
Douglas A. Hacker


JANET LANGFORD KELLY*
------------------------             Trustee
Janet Langford Kelly


RICHARD W. LOWRY*
------------------------             Trustee
Richard W. Lowry


WILLIAM E. MAYER*
------------------------             Trustee              */s/ RUSSELL L. KANE
William E. Mayer                                          ---------------------
                                                               Russell L. Kane
                                                               Attorney-in-fact
                                                               February 25, 2004


DR. CHARLES R. NELSON*
------------------------             Trustee
Dr. Charles R. Nelson


JOHN J. NEUHAUSER*
------------------------             Trustee
John J. Neuhauser


JOSEPH R. PALOMBO*
------------------------             Trustee
Joseph R. Palombo


PATRICK J. SIMPSON*
------------------------             Trustee
Patrick J. Simpson


THOMAS E. STITZEL*
------------------------             Trustee
Thomas E. Stitzel


THOMAS C. THEOBALD*
------------------------             Trustee
Thomas C. Theobald


ANNE-LEE VERVILLE*
------------------------             Trustee
Anne-Lee Verville


RICHARD L. WOOLWORTH*
------------------------             Trustee
Richard L. Woolworth

                                  EXHIBIT INDEX

(h)(2) Amended and Restated Accounting and Bookkeeping Agreement between the Registrant and Columbia Management Advisors, Inc. dated November 1, 2003

(h)(3) Schedule A to Amended and Restated Accounting and Bookkeeping Agreement between the Registrant and Columbia Management Advisors, Inc. dated November 1, 2003

(h)(4) Appendix 1 to Amended and Restated Accounting and Bookkeeping Agreement between the Registrant and Columbia Management Advisors, Inc. dated November 1, 2003

(h)(6)    Administrative Services Plan adopted by Registrant on February 10,
          2004.

(m)(1) Rule 12b-1 Distribution Plan dated August 3, 1999, as Amended and Restated on June 19, 2001, July 1, 2002, November 1, 2003 and on February 17, 2004.

(m)(2)    Appendix 1 to Rule 12b-1 Distribution Plan

(n) Rule 18f-3 Plan, Amended and Restated as of November 1, 2003 and February 17, 2004.